Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT FUND
Entity Central Index Key	0000701039
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000077416
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class A
Trading Symbol	CYBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, especially within broadcasting, telecommunications and railroad hurt performance relative to the Index

↓ Selections within auto & auto parts and homebuilders & real estate were punitive

↓ Selections by credit rating hampered results, particularly in BB-rated and CCC-rated bonds

↓ Selections within credits with duration between 2 and 5 years and greater than 10 years detracted

↑ The Fund’s selections by sector contributed to relative performance, particularly within paper, retail and railroad

↑ The Fund’s significant underweight position in the energy sector was helpful along with the lack of exposure to the gaming sector and an overweight exposure within the services sector

↑ Allocations by credit rating aided relative performance, especially within credits rated CCC and lower. An underweight position within B-rated credits was also additive

↑ Selections within bonds with duration less than two years contributed to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$9,889	$10,032	$10,273
11/15	$9,626	$9,995	$10,042
12/15	$9,569	$9,945	$9,783
1/16	$9,501	$10,055	$9,628
2/16	$9,496	$10,127	$9,673
3/16	$9,815	$10,251	$10,101
4/16	$10,026	$10,321	$10,504
5/16	$10,110	$10,329	$10,580
6/16	$10,157	$10,511	$10,695
7/16	$10,382	$10,597	$10,965
8/16	$10,537	$10,609	$11,209
9/16	$10,587	$10,611	$11,282
10/16	$10,624	$10,541	$11,317
11/16	$10,590	$10,304	$11,272
12/16	$10,688	$10,334	$11,494
1/17	$10,776	$10,371	$11,648
2/17	$10,877	$10,451	$11,830
3/17	$10,858	$10,447	$11,805
4/17	$10,962	$10,534	$11,939
5/17	$11,032	$10,615	$12,046
6/17	$11,105	$10,606	$12,058
7/17	$11,176	$10,659	$12,197
8/17	$11,169	$10,751	$12,194
9/17	$11,247	$10,713	$12,304
10/17	$11,274	$10,726	$12,351
11/17	$11,283	$10,710	$12,318
12/17	$11,306	$10,757	$12,354
1/18	$11,344	$10,654	$12,433
2/18	$11,262	$10,553	$12,317
3/18	$11,201	$10,606	$12,241
4/18	$11,194	$10,535	$12,323
5/18	$11,143	$10,592	$12,321
6/18	$11,127	$10,577	$12,363
7/18	$11,233	$10,599	$12,501
8/18	$11,315	$10,651	$12,592
9/18	$11,360	$10,606	$12,665
10/18	$11,214	$10,517	$12,458
11/18	$11,155	$10,564	$12,345
12/18	$10,984	$10,730	$12,074
1/19	$11,366	$10,878	$12,629
2/19	$11,523	$10,889	$12,842
3/19	$11,608	$11,086	$12,968
4/19	$11,742	$11,102	$13,149
5/19	$11,684	$11,272	$12,982
6/19	$11,901	$11,431	$13,300
7/19	$11,976	$11,465	$13,369
8/19	$12,052	$11,725	$13,421
9/19	$12,121	$11,674	$13,463
10/19	$12,163	$11,712	$13,494
11/19	$12,199	$11,709	$13,531
12/19	$12,362	$11,727	$13,814
1/20	$12,366	$11,937	$13,815
2/20	$12,247	$12,116	$13,601
3/20	$11,103	$11,879	$12,001
4/20	$11,481	$12,117	$12,457
5/20	$11,877	$12,230	$13,027
6/20	$11,916	$12,332	$13,154
7/20	$12,441	$12,549	$13,783
8/20	$12,496	$12,477	$13,918
9/20	$12,400	$12,454	$13,773
10/20	$12,467	$12,410	$13,838
11/20	$12,842	$12,572	$14,392
12/20	$12,996	$12,615	$14,666
1/21	$13,031	$12,536	$14,722
2/21	$13,024	$12,374	$14,773
3/21	$13,030	$12,230	$14,799
4/21	$13,144	$12,333	$14,961
5/21	$13,155	$12,380	$15,004
6/21	$13,318	$12,470	$15,209
7/21	$13,342	$12,595	$15,263
8/21	$13,391	$12,587	$15,347
9/21	$13,360	$12,479	$15,352
10/21	$13,314	$12,469	$15,324
11/21	$13,201	$12,484	$15,167
12/21	$13,437	$12,476	$15,453
1/22	$13,075	$12,202	$15,028
2/22	$12,915	$12,036	$14,893
3/22	$12,793	$11,713	$14,755
4/22	$12,335	$11,276	$14,218
5/22	$12,335	$11,338	$14,254
6/22	$11,618	$11,112	$13,284
7/22	$12,309	$11,391	$14,084
8/22	$12,004	$11,095	$13,747
9/22	$11,531	$10,617	$13,194
10/22	$11,828	$10,500	$13,569
11/22	$12,042	$10,892	$13,823
12/22	$11,961	$10,855	$13,719
1/23	$12,376	$11,192	$14,256
2/23	$12,182	$10,917	$14,071
3/23	$12,365	$11,173	$14,230
4/23	$12,462	$11,241	$14,367
5/23	$12,312	$11,124	$14,230
6/23	$12,472	$11,107	$14,462
7/23	$12,619	$11,118	$14,668
8/23	$12,627	$11,051	$14,710
9/23	$12,482	$10,788	$14,539
10/23	$12,336	$10,625	$14,359
11/23	$12,839	$11,104	$15,012
12/23	$13,250	$11,525	$15,566
1/24	$13,258	$11,497	$15,568
2/24	$13,256	$11,360	$15,615
3/24	$13,430	$11,471	$15,801
4/24	$13,331	$11,203	$15,643
5/24	$13,493	$11,389	$15,820
6/24	$13,633	$11,493	$15,973
7/24	$13,820	$11,754	$16,286
8/24	$14,019	$11,927	$16,545
9/24	$14,138	$12,090	$16,816
10/24	$14,080	$11,816	$16,723
11/24	$14,218	$11,940	$16,915
12/24	$14,167	$11,760	$16,842
1/25	$14,318	$11,831	$17,075
2/25	$14,400	$12,075	$17,186
3/25	$14,266	$12,073	$17,001
4/25	$14,379	$12,115	$17,002
5/25	$14,561	$12,054	$17,287
6/25	$14,786	$12,242	$17,608
7/25	$14,817	$12,224	$17,679
8/25	$14,963	$12,371	$17,894
9/25	$15,033	$12,502	$18,031

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	6.31%	3.92%	4.50%
Class A with 3.25% Maximum Sales Charge	2.87%	3.24%	4.16%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA U.S. High Yield Index	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,317,043
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 2,156,680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,317,043
# of Portfolio Holdings	317
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,156,680

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Senior Floating-Rate Loans	6.3%
Short-Term Investments	7.5%
Corporate Bonds	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
CCC or Lower	11.7%
B	38.1%
BB	47.3%
BBB	2.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077417
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class C
Trading Symbol	CHBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, especially within broadcasting, telecommunications and railroad hurt performance relative to the Index

↓ Selections within auto & auto parts and homebuilders & real estate were punitive

↓ Selections by credit rating hampered results, particularly in BB-rated and CCC-rated bonds

↓ Selections within credits with duration between 2 and 5 years and greater than 10 years detracted

↑ The Fund’s selections by sector contributed to relative performance, particularly within paper, retail and railroad

↑ The Fund’s significant underweight position in the energy sector was helpful along with the lack of exposure to the gaming sector and an overweight exposure within the services sector

↑ Allocations by credit rating aided relative performance, especially within credits rated CCC and lower. An underweight position within B-rated credits was also additive

↑ Selections within bonds with duration less than two years contributed to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$10,209	$10,032	$10,273
11/15	$9,929	$9,995	$10,042
12/15	$9,863	$9,945	$9,783
1/16	$9,786	$10,055	$9,628
2/16	$9,775	$10,127	$9,673
3/16	$10,095	$10,251	$10,101
4/16	$10,307	$10,321	$10,504
5/16	$10,386	$10,329	$10,580
6/16	$10,431	$10,511	$10,695
7/16	$10,652	$10,597	$10,965
8/16	$10,806	$10,609	$11,209
9/16	$10,850	$10,611	$11,282
10/16	$10,880	$10,541	$11,317
11/16	$10,839	$10,304	$11,272
12/16	$10,935	$10,334	$11,494
1/17	$11,013	$10,371	$11,648
2/17	$11,112	$10,451	$11,830
3/17	$11,086	$10,447	$11,805
4/17	$11,184	$10,534	$11,939
5/17	$11,247	$10,615	$12,046
6/17	$11,318	$10,606	$12,058
7/17	$11,381	$10,659	$12,197
8/17	$11,368	$10,751	$12,194
9/17	$11,439	$10,713	$12,304
10/17	$11,460	$10,726	$12,351
11/17	$11,465	$10,710	$12,318
12/17	$11,477	$10,757	$12,354
1/18	$11,507	$10,654	$12,433
2/18	$11,422	$10,553	$12,317
3/18	$11,350	$10,606	$12,241
4/18	$11,336	$10,535	$12,323
5/18	$11,277	$10,592	$12,321
6/18	$11,255	$10,577	$12,363
7/18	$11,354	$10,599	$12,501
8/18	$11,431	$10,651	$12,592
9/18	$11,469	$10,606	$12,665
10/18	$11,312	$10,517	$12,458
11/18	$11,246	$10,564	$12,345
12/18	$11,067	$10,730	$12,074
1/19	$11,447	$10,878	$12,629
2/19	$11,597	$10,889	$12,842
3/19	$11,674	$11,086	$12,968
4/19	$11,804	$11,102	$13,149
5/19	$11,736	$11,272	$12,982
6/19	$11,948	$11,431	$13,300
7/19	$12,016	$11,465	$13,369
8/19	$12,083	$11,725	$13,421
9/19	$12,145	$11,674	$13,463
10/19	$12,180	$11,712	$13,494
11/19	$12,205	$11,709	$13,531
12/19	$12,362	$11,727	$13,814
1/20	$12,359	$11,937	$13,815
2/20	$12,235	$12,116	$13,601
3/20	$11,085	$11,879	$12,001
4/20	$11,455	$12,117	$12,457
5/20	$11,843	$12,230	$13,027
6/20	$11,874	$12,332	$13,154
7/20	$12,391	$12,549	$13,783
8/20	$12,437	$12,477	$13,918
9/20	$12,337	$12,454	$13,773
10/20	$12,395	$12,410	$13,838
11/20	$12,759	$12,572	$14,392
12/20	$12,903	$12,615	$14,666
1/21	$12,930	$12,536	$14,722
2/21	$12,915	$12,374	$14,773
3/21	$12,914	$12,230	$14,799
4/21	$13,018	$12,333	$14,961
5/21	$13,021	$12,380	$15,004
6/21	$13,172	$12,470	$15,209
7/21	$13,188	$12,595	$15,263
8/21	$13,228	$12,587	$15,347
9/21	$13,186	$12,479	$15,352
10/21	$13,133	$12,469	$15,324
11/21	$13,016	$12,484	$15,167
12/21	$13,242	$12,476	$15,453
1/22	$12,873	$12,202	$15,028
2/22	$12,712	$12,036	$14,893
3/22	$12,582	$11,713	$14,755
4/22	$12,126	$11,276	$14,218
5/22	$12,114	$11,338	$14,254
6/22	$11,404	$11,112	$13,284
7/22	$12,075	$11,391	$14,084
8/22	$11,769	$11,095	$13,747
9/22	$11,297	$10,617	$13,194
10/22	$11,586	$10,500	$13,569
11/22	$11,781	$10,892	$13,823
12/22	$11,701	$10,855	$13,719
1/23	$12,094	$11,192	$14,256
2/23	$11,901	$10,917	$14,071
3/23	$12,075	$11,173	$14,230
4/23	$12,156	$11,241	$14,367
5/23	$12,006	$11,124	$14,230
6/23	$12,152	$11,107	$14,462
7/23	$12,286	$11,118	$14,668
8/23	$12,288	$11,051	$14,710
9/23	$12,142	$10,788	$14,539
10/23	$11,990	$10,625	$14,359
11/23	$12,470	$11,104	$15,012
12/23	$12,861	$11,525	$15,566
1/24	$12,862	$11,497	$15,568
2/24	$12,853	$11,360	$15,615
3/24	$13,011	$11,471	$15,801
4/24	$12,910	$11,203	$15,643
5/24	$13,057	$11,389	$15,820
6/24	$13,184	$11,493	$15,973
7/24	$13,353	$11,754	$16,286
8/24	$13,540	$11,927	$16,545
9/24	$13,647	$12,090	$16,816
10/24	$13,584	$11,816	$16,723
11/24	$13,708	$11,940	$16,915
12/24	$13,647	$11,760	$16,842
1/25	$13,787	$11,831	$17,075
2/25	$13,858	$12,075	$17,186
3/25	$13,723	$12,073	$17,001
4/25	$13,822	$12,115	$17,002
5/25	$13,987	$12,054	$17,287
6/25	$14,192	$12,242	$17,608
7/25	$14,214	$12,224	$17,679
8/25	$14,343	$12,371	$17,894
9/25	$14,621	$12,502	$18,031

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.51%	3.14%	3.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.51%	3.14%	3.87%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA U.S. High Yield Index	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,317,043
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 2,156,680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,317,043
# of Portfolio Holdings	317
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,156,680

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Senior Floating-Rate Loans	6.3%
Short-Term Investments	7.5%
Corporate Bonds	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
CCC or Lower	11.7%
B	38.1%
BB	47.3%
BBB	2.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077418
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class I
Trading Symbol	CYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, especially within broadcasting, telecommunications and railroad hurt performance relative to the Index

↓ Selections within auto & auto parts and homebuilders & real estate were punitive

↓ Selections by credit rating hampered results, particularly in BB-rated and CCC-rated bonds

↓ Selections within credits with duration between 2 and 5 years and greater than 10 years detracted

↑ The Fund’s selections by sector contributed to relative performance, particularly within paper, retail and railroad

↑ The Fund’s significant underweight position in the energy sector was helpful along with the lack of exposure to the gaming sector and an overweight exposure within the services sector

↑ Allocations by credit rating aided relative performance, especially within credits rated CCC and lower. An underweight position within B-rated credits was also additive

↑ Selections within bonds with duration less than two years contributed to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$989,795	$994,545	$978,295
3/16	$1,015,975	$1,025,077	$1,010,058
6/16	$1,052,393	$1,051,051	$1,069,464
9/16	$1,098,101	$1,061,107	$1,128,151
12/16	$1,109,595	$1,033,436	$1,149,385
3/17	$1,127,614	$1,044,733	$1,180,514
6/17	$1,154,706	$1,060,629	$1,205,825
9/17	$1,170,217	$1,071,325	$1,230,373
12/17	$1,177,142	$1,075,709	$1,235,397
3/18	$1,167,227	$1,060,578	$1,224,122
6/18	$1,160,687	$1,057,711	$1,236,333
9/18	$1,186,074	$1,060,582	$1,266,519
12/18	$1,147,405	$1,072,968	$1,207,416
3/19	$1,213,684	$1,108,612	$1,296,778
6/19	$1,245,340	$1,143,113	$1,330,040
9/19	$1,268,321	$1,167,378	$1,346,322
12/19	$1,294,421	$1,172,661	$1,381,420
3/20	$1,163,576	$1,187,915	$1,200,139
6/20	$1,249,669	$1,233,232	$1,315,423
9/20	$1,301,263	$1,245,411	$1,377,328
12/20	$1,364,860	$1,261,494	$1,466,606
3/21	$1,369,151	$1,222,990	$1,479,864
6/21	$1,399,962	$1,247,003	$1,520,916
9/21	$1,405,153	$1,247,936	$1,535,169
12/21	$1,414,520	$1,247,580	$1,545,268
3/22	$1,347,496	$1,171,300	$1,475,517
6/22	$1,224,554	$1,111,162	$1,328,380
9/22	$1,215,893	$1,061,685	$1,319,374
12/22	$1,262,387	$1,085,489	$1,371,922
3/23	$1,305,650	$1,117,271	$1,422,950
6/23	$1,317,667	$1,110,713	$1,446,206
9/23	$1,319,910	$1,078,770	$1,453,878
12/23	$1,401,755	$1,152,499	$1,556,552
3/24	$1,421,665	$1,147,110	$1,580,051
6/24	$1,444,119	$1,149,285	$1,597,270
9/24	$1,498,429	$1,209,032	$1,681,557
12/24	$1,502,154	$1,175,995	$1,684,203
3/25	$1,513,983	$1,207,254	$1,700,112
6/25	$1,570,074	$1,224,153	$1,760,826
9/25	$1,597,122	$1,250,196	$1,803,081

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.59%	4.18%	4.79%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA U.S. High Yield Index	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,317,043
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 2,156,680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,317,043
# of Portfolio Holdings	317
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,156,680

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Senior Floating-Rate Loans	6.3%
Short-Term Investments	7.5%
Corporate Bonds	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
CCC or Lower	11.7%
B	38.1%
BB	47.3%
BBB	2.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211121
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class R6
Trading Symbol	CYBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, especially within broadcasting, telecommunications and railroad hurt performance relative to the Index

↓ Selections within auto & auto parts and homebuilders & real estate were punitive

↓ Selections by credit rating hampered results, particularly in BB-rated and CCC-rated bonds

↓ Selections within credits with duration between 2 and 5 years and greater than 10 years detracted

↑ The Fund’s selections by sector contributed to relative performance, particularly within paper, retail and railroad

↑ The Fund’s significant underweight position in the energy sector was helpful along with the lack of exposure to the gaming sector and an overweight exposure within the services sector

↑ Allocations by credit rating aided relative performance, especially within credits rated CCC and lower. An underweight position within B-rated credits was also additive

↑ Selections within bonds with duration less than two years contributed to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,111,420	$5,015,983	$5,136,298
11/15	$4,977,219	$4,997,691	$5,020,990
12/15	$4,948,975	$4,972,724	$4,891,474
1/16	$4,916,856	$5,027,618	$4,814,108
2/16	$4,915,474	$5,063,331	$4,836,497
3/16	$5,079,877	$5,125,385	$5,050,289
4/16	$5,192,133	$5,160,305	$5,252,086
5/16	$5,235,694	$5,164,336	$5,289,984
6/16	$5,261,967	$5,255,253	$5,347,321
7/16	$5,381,522	$5,298,558	$5,482,381
8/16	$5,462,485	$5,304,274	$5,604,497
9/16	$5,490,503	$5,305,534	$5,640,755
10/16	$5,511,396	$5,270,337	$5,658,383
11/16	$5,495,085	$5,151,874	$5,636,067
12/16	$5,547,974	$5,167,178	$5,746,927
1/17	$5,593,863	$5,185,408	$5,824,098
2/17	$5,648,551	$5,225,417	$5,914,981
3/17	$5,638,068	$5,223,667	$5,902,571
4/17	$5,694,736	$5,267,009	$5,969,450
5/17	$5,733,127	$5,307,646	$6,022,768
6/17	$5,773,529	$5,303,146	$6,029,125
7/17	$5,812,163	$5,329,560	$6,098,667
8/17	$5,808,347	$5,375,542	$6,097,086
9/17	$5,851,085	$5,356,623	$6,151,863
10/17	$5,866,533	$5,363,055	$6,175,603
11/17	$5,874,496	$5,354,939	$6,159,032
12/17	$5,885,712	$5,378,546	$6,176,983
1/18	$5,907,401	$5,326,789	$6,216,589
2/18	$5,867,312	$5,276,280	$6,158,631
3/18	$5,836,137	$5,302,892	$6,120,611
4/18	$5,833,959	$5,267,509	$6,161,322
5/18	$5,810,180	$5,296,234	$6,160,393
6/18	$5,803,435	$5,288,553	$6,181,666
7/18	$5,860,288	$5,299,621	$6,250,743
8/18	$5,905,635	$5,325,731	$6,296,011
9/18	$5,930,368	$5,302,910	$6,332,597
10/18	$5,854,272	$5,258,549	$6,228,892
11/18	$5,826,417	$5,282,199	$6,172,368
12/18	$5,737,023	$5,364,842	$6,037,078
1/19	$5,940,824	$5,438,812	$6,314,358
2/19	$6,022,926	$5,444,740	$6,420,975
3/19	$6,068,998	$5,543,060	$6,483,890
4/19	$6,141,308	$5,550,818	$6,574,602
5/19	$6,112,123	$5,635,849	$6,491,035
6/19	$6,228,451	$5,715,564	$6,650,202
7/19	$6,267,553	$5,732,577	$6,684,253
8/19	$6,309,263	$5,862,290	$6,710,338
9/19	$6,346,950	$5,836,892	$6,731,611
10/19	$6,373,041	$5,855,751	$6,747,242
11/19	$6,390,882	$5,854,580	$6,765,667
12/19	$6,478,541	$5,863,304	$6,907,099
1/20	$6,484,478	$5,968,538	$6,907,393
2/20	$6,424,890	$6,057,906	$6,800,335
3/20	$5,824,844	$5,939,573	$6,000,697
4/20	$6,024,885	$6,058,552	$6,228,745
5/20	$6,234,684	$6,115,138	$6,513,625
6/20	$6,256,681	$6,166,162	$6,577,113
7/20	$6,535,198	$6,274,476	$6,891,371
8/20	$6,565,520	$6,238,296	$6,959,184
9/20	$6,515,928	$6,227,053	$6,886,638
10/20	$6,553,071	$6,204,796	$6,918,840
11/20	$6,752,488	$6,285,765	$7,195,782
12/20	$6,836,082	$6,307,471	$7,333,030
1/21	$6,856,218	$6,267,825	$7,361,096
2/21	$6,853,752	$6,186,952	$7,386,744
3/21	$6,858,806	$6,114,952	$7,399,322
4/21	$6,920,942	$6,166,371	$7,480,486
5/21	$6,928,440	$6,189,892	$7,502,077
6/21	$7,014,330	$6,235,017	$7,604,579
7/21	$7,031,182	$6,297,624	$7,631,647
8/21	$7,056,583	$6,293,421	$7,673,269
9/21	$7,041,858	$6,239,678	$7,675,843
10/21	$7,021,476	$6,234,578	$7,662,189
11/21	$6,962,330	$6,242,109	$7,583,668
12/21	$7,090,002	$6,237,900	$7,726,342
1/22	$6,900,571	$6,101,139	$7,513,950
2/22	$6,819,085	$6,017,957	$7,446,483
3/22	$6,755,854	$5,856,502	$7,377,583
4/22	$6,517,293	$5,638,069	$7,109,215
5/22	$6,518,604	$5,669,091	$7,127,014
6/22	$6,141,063	$5,555,809	$6,641,902
7/22	$6,507,421	$5,695,493	$7,041,939
8/22	$6,348,544	$5,547,431	$6,873,302
9/22	$6,099,211	$5,308,427	$6,596,869
10/22	$6,259,599	$5,250,182	$6,784,660
11/22	$6,373,111	$5,445,942	$6,911,665
12/22	$6,333,547	$5,427,445	$6,859,610
1/23	$6,555,382	$5,595,807	$7,127,792
2/23	$6,454,830	$5,458,308	$7,035,553
3/23	$6,554,613	$5,586,356	$7,114,750
4/23	$6,605,207	$5,620,482	$7,183,420
5/23	$6,528,943	$5,562,210	$7,115,215
6/23	$6,613,414	$5,553,566	$7,231,032
7/23	$6,694,163	$5,559,087	$7,334,003
8/23	$6,700,172	$5,525,611	$7,354,930
9/23	$6,626,369	$5,393,852	$7,269,390
10/23	$6,549,453	$5,312,738	$7,179,417
11/23	$6,818,916	$5,551,837	$7,505,953
12/23	$7,038,673	$5,762,497	$7,782,759
1/24	$7,044,614	$5,748,706	$7,784,202
2/24	$7,047,867	$5,679,782	$7,807,252
3/24	$7,140,118	$5,735,549	$7,900,255
4/24	$7,091,294	$5,601,518	$7,821,249
5/24	$7,176,888	$5,694,370	$7,909,994
6/24	$7,254,310	$5,746,426	$7,986,352
7/24	$7,353,335	$5,876,857	$8,143,072
8/24	$7,462,337	$5,963,370	$8,272,598
9/24	$7,528,631	$6,045,161	$8,407,785
10/24	$7,498,835	$5,907,858	$8,361,514
11/24	$7,577,874	$5,970,143	$8,457,267
12/24	$7,551,915	$5,879,976	$8,421,013
1/25	$7,635,001	$5,915,408	$8,537,300
2/25	$7,680,881	$6,037,713	$8,592,796
3/25	$7,609,484	$6,036,272	$8,500,562
4/25	$7,672,045	$6,057,592	$8,500,763
5/25	$7,772,545	$6,026,869	$8,643,722
6/25	$7,892,890	$6,120,766	$8,804,132
7/25	$7,911,314	$6,112,028	$8,839,441
8/25	$7,991,843	$6,185,444	$8,947,091
9/25	$8,029,877	$6,250,980	$9,015,404

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.66%	4.26%	4.85%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA U.S. High Yield Index	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,317,043
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 2,156,680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,317,043
# of Portfolio Holdings	317
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,156,680

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Senior Floating-Rate Loans	6.3%
Short-Term Investments	7.5%
Corporate Bonds	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
CCC or Lower	11.7%
B	38.1%
BB	47.3%
BBB	2.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014095
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class A
Trading Symbol	CFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Out-of-index position in high yield corporates added meaningfully due to spreads tightening. Within investment grade, gains were supported by bottom-up security selection

↑ Out-of-index exposures to securitized credit contributed positively to excess returns, benefiting from spread tightening and total returns rivaling corporate peers

↓ An underweight to sovereign and government related debt detracted from performance, as the sector outperformed

↓ An underweight to U.S. Treasuries detracted from relative results, as U.S. yield curve steepened over the year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/15	$10,000	$10,000	$10,000
10/15	$9,708	$10,032	$10,047
11/15	$9,688	$9,995	$10,025
12/15	$9,627	$9,945	$9,948
1/16	$9,659	$10,055	$10,000
2/16	$9,715	$10,127	$10,084
3/16	$9,920	$10,251	$10,338
4/16	$10,039	$10,321	$10,464
5/16	$10,059	$10,329	$10,460
6/16	$10,281	$10,511	$10,698
7/16	$10,455	$10,597	$10,838
8/16	$10,484	$10,609	$10,860
9/16	$10,474	$10,611	$10,830
10/16	$10,388	$10,541	$10,737
11/16	$10,120	$10,304	$10,445
12/16	$10,167	$10,334	$10,508
1/17	$10,219	$10,371	$10,544
2/17	$10,330	$10,451	$10,661
3/17	$10,326	$10,447	$10,645
4/17	$10,431	$10,534	$10,751
5/17	$10,541	$10,615	$10,867
6/17	$10,618	$10,606	$10,895
7/17	$10,676	$10,659	$10,975
8/17	$10,734	$10,751	$11,067
9/17	$10,721	$10,713	$11,042
10/17	$10,762	$10,726	$11,079
11/17	$10,758	$10,710	$11,069
12/17	$10,835	$10,757	$11,157
1/18	$10,765	$10,654	$11,054
2/18	$10,620	$10,553	$10,886
3/18	$10,642	$10,606	$10,920
4/18	$10,538	$10,535	$10,820
5/18	$10,564	$10,592	$10,875
6/18	$10,531	$10,577	$10,824
7/18	$10,615	$10,599	$10,902
8/18	$10,647	$10,651	$10,957
9/18	$10,636	$10,606	$10,921
10/18	$10,482	$10,517	$10,768
11/18	$10,448	$10,564	$10,760
12/18	$10,471	$10,730	$10,922
1/19	$10,749	$10,878	$11,158
2/19	$10,843	$10,889	$11,182
3/19	$11,072	$11,086	$11,454
4/19	$11,158	$11,102	$11,511
5/19	$11,307	$11,272	$11,680
6/19	$11,511	$11,431	$11,944
7/19	$11,590	$11,465	$12,005
8/19	$11,911	$11,725	$12,381
9/19	$11,853	$11,674	$12,300
10/19	$11,934	$11,712	$12,370
11/19	$11,968	$11,709	$12,393
12/19	$12,015	$11,727	$12,429
1/20	$12,304	$11,937	$12,720
2/20	$12,430	$12,116	$12,893
3/20	$11,140	$11,879	$12,038
4/20	$11,537	$12,117	$12,589
5/20	$11,727	$12,230	$12,794
6/20	$12,069	$12,332	$13,027
7/20	$12,397	$12,549	$13,429
8/20	$12,402	$12,477	$13,259
9/20	$12,426	$12,454	$13,223
10/20	$12,448	$12,410	$13,193
11/20	$12,883	$12,572	$13,529
12/20	$13,006	$12,615	$13,591
1/21	$12,968	$12,536	$13,429
2/21	$12,828	$12,374	$13,196
3/21	$12,713	$12,230	$12,986
4/21	$12,858	$12,333	$13,124
5/21	$12,942	$12,380	$13,219
6/21	$13,152	$12,470	$13,418
7/21	$13,318	$12,595	$13,592
8/21	$13,313	$12,587	$13,559
9/21	$13,222	$12,479	$13,414
10/21	$13,241	$12,469	$13,444
11/21	$13,207	$12,484	$13,455
12/21	$13,227	$12,476	$13,444
1/22	$12,870	$12,202	$13,013
2/22	$12,621	$12,036	$12,767
3/22	$12,309	$11,713	$12,447
4/22	$11,765	$11,276	$11,794
5/22	$11,763	$11,338	$11,899
6/22	$11,353	$11,112	$11,588
7/22	$11,717	$11,391	$11,940
8/22	$11,440	$11,095	$11,602
9/22	$10,901	$10,617	$11,015
10/22	$10,778	$10,500	$10,901
11/22	$11,196	$10,892	$11,442
12/22	$11,168	$10,855	$11,393
1/23	$11,686	$11,192	$11,828
2/23	$11,433	$10,917	$11,472
3/23	$11,570	$11,173	$11,786
4/23	$11,584	$11,241	$11,879
5/23	$11,469	$11,124	$11,713
6/23	$11,547	$11,107	$11,750
7/23	$11,563	$11,118	$11,786
8/23	$11,511	$11,051	$11,701
9/23	$11,243	$10,788	$11,396
10/23	$11,039	$10,625	$11,194
11/23	$11,612	$11,104	$11,829
12/23	$12,122	$11,525	$12,325
1/24	$12,158	$11,497	$12,303
2/24	$12,034	$11,360	$12,126
3/24	$12,193	$11,471	$12,275
4/24	$11,928	$11,203	$11,969
5/24	$12,157	$11,389	$12,188
6/24	$12,262	$11,493	$12,269
7/24	$12,549	$11,754	$12,557
8/24	$12,746	$11,927	$12,752
9/24	$12,936	$12,090	$12,970
10/24	$12,671	$11,816	$12,656
11/24	$12,826	$11,940	$12,818
12/24	$12,671	$11,760	$12,575
1/25	$12,792	$11,831	$12,646
2/25	$13,032	$12,075	$12,903
3/25	$12,983	$12,073	$12,872
4/25	$13,045	$12,115	$12,880
5/25	$13,075	$12,054	$12,871
6/25	$13,313	$12,242	$13,107
7/25	$13,323	$12,224	$13,113
8/25	$13,492	$12,371	$13,252
9/25	$13,648	$12,502	$13,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	5.48%	1.89%	3.49%
Class A with 3.25% Maximum Sales Charge	2.03%	1.22%	3.16%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit Index	3.65%	0.33%	3.00%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,214,965,230
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 3,872,874
InvestmentCompanyPortfolioTurnover	331.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,965,230
# of Portfolio Holdings	420
Portfolio Turnover Rate	331%
Total Advisory Fees Paid	$3,872,874

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Senior Floating-Rate Loans	4.3%
Collateralized Mortgage Obligations	5.6%
Commercial Mortgage-Backed Securities	5.6%
U.S. Treasury Obligations	5.8%
Asset-Backed Securities	9.5%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	13.0%
Corporate Bonds	43.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.5%
Not Rated	7.7%
CCC or Lower	1.8%
B	5.8%
BB	10.0%
BBB	32.2%
A	10.5%
AA	25.5%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014097
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class C
Trading Symbol	CIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.64%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Out-of-index position in high yield corporates added meaningfully due to spreads tightening. Within investment grade, gains were supported by bottom-up security selection

↑ Out-of-index exposures to securitized credit contributed positively to excess returns, benefiting from spread tightening and total returns rivaling corporate peers

↓ An underweight to sovereign and government related debt detracted from performance, as the sector outperformed

↓ An underweight to U.S. Treasuries detracted from relative results, as U.S. yield curve steepened over the year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/15	$10,000	$10,000	$10,000
10/15	$10,028	$10,032	$10,047
11/15	$10,001	$9,995	$10,025
12/15	$9,932	$9,945	$9,948
1/16	$9,958	$10,055	$10,000
2/16	$10,010	$10,127	$10,084
3/16	$10,215	$10,251	$10,338
4/16	$10,332	$10,321	$10,464
5/16	$10,346	$10,329	$10,460
6/16	$10,567	$10,511	$10,698
7/16	$10,739	$10,597	$10,838
8/16	$10,761	$10,609	$10,860
9/16	$10,744	$10,611	$10,830
10/16	$10,649	$10,541	$10,737
11/16	$10,367	$10,304	$10,445
12/16	$10,408	$10,334	$10,508
1/17	$10,455	$10,371	$10,544
2/17	$10,562	$10,451	$10,661
3/17	$10,551	$10,447	$10,645
4/17	$10,651	$10,534	$10,751
5/17	$10,756	$10,615	$10,867
6/17	$10,827	$10,606	$10,895
7/17	$10,879	$10,659	$10,975
8/17	$10,930	$10,751	$11,067
9/17	$10,909	$10,713	$11,042
10/17	$10,945	$10,726	$11,079
11/17	$10,934	$10,710	$11,069
12/17	$11,005	$10,757	$11,157
1/18	$10,926	$10,654	$11,054
2/18	$10,779	$10,553	$10,886
3/18	$10,789	$10,606	$10,920
4/18	$10,677	$10,535	$10,820
5/18	$10,696	$10,592	$10,875
6/18	$10,656	$10,577	$10,824
7/18	$10,733	$10,599	$10,902
8/18	$10,766	$10,651	$10,957
9/18	$10,741	$10,606	$10,921
10/18	$10,579	$10,517	$10,768
11/18	$10,538	$10,564	$10,760
12/18	$10,555	$10,730	$10,922
1/19	$10,829	$10,878	$11,158
2/19	$10,918	$10,889	$11,182
3/19	$11,142	$11,086	$11,454
4/19	$11,215	$11,102	$11,511
5/19	$11,364	$11,272	$11,680
6/19	$11,562	$11,431	$11,944
7/19	$11,635	$11,465	$12,005
8/19	$11,950	$11,725	$12,381
9/19	$11,884	$11,674	$12,300
10/19	$11,957	$11,712	$12,370
11/19	$11,984	$11,709	$12,393
12/19	$12,016	$11,727	$12,429
1/20	$12,305	$11,937	$12,720
2/20	$12,424	$12,116	$12,893
3/20	$11,127	$11,879	$12,038
4/20	$11,516	$12,117	$12,589
5/20	$11,691	$12,230	$12,794
6/20	$12,025	$12,332	$13,027
7/20	$12,352	$12,549	$13,429
8/20	$12,350	$12,477	$13,259
9/20	$12,366	$12,454	$13,223
10/20	$12,372	$12,410	$13,193
11/20	$12,797	$12,572	$13,529
12/20	$12,918	$12,615	$13,591
1/21	$12,865	$12,536	$13,429
2/21	$12,719	$12,374	$13,196
3/21	$12,603	$12,230	$12,986
4/21	$12,739	$12,333	$13,124
5/21	$12,807	$12,380	$13,219
6/21	$13,008	$12,470	$13,418
7/21	$13,170	$12,595	$13,592
8/21	$13,157	$12,587	$13,559
9/21	$13,052	$12,479	$13,414
10/21	$13,063	$12,469	$13,444
11/21	$13,028	$12,484	$13,455
12/21	$13,039	$12,476	$13,444
1/22	$12,679	$12,202	$13,013
2/22	$12,427	$12,036	$12,767
3/22	$12,104	$11,713	$12,447
4/22	$11,568	$11,276	$11,794
5/22	$11,552	$11,338	$11,899
6/22	$11,149	$11,112	$11,588
7/22	$11,500	$11,391	$11,940
8/22	$11,213	$11,095	$11,602
9/22	$10,677	$10,617	$11,015
10/22	$10,557	$10,500	$10,901
11/22	$10,960	$10,892	$11,442
12/22	$10,925	$10,855	$11,393
1/23	$11,425	$11,192	$11,828
2/23	$11,164	$10,917	$11,472
3/23	$11,291	$11,173	$11,786
4/23	$11,305	$11,241	$11,879
5/23	$11,186	$11,124	$11,713
6/23	$11,247	$11,107	$11,750
7/23	$11,263	$11,118	$11,786
8/23	$11,205	$11,051	$11,701
9/23	$10,938	$10,788	$11,396
10/23	$10,732	$10,625	$11,194
11/23	$11,283	$11,104	$11,829
12/23	$11,763	$11,525	$12,325
1/24	$11,798	$11,497	$12,303
2/24	$11,671	$11,360	$12,126
3/24	$11,818	$11,471	$12,275
4/24	$11,546	$11,203	$11,969
5/24	$11,768	$11,389	$12,188
6/24	$11,862	$11,493	$12,269
7/24	$12,125	$11,754	$12,557
8/24	$12,316	$11,927	$12,752
9/24	$12,492	$12,090	$12,970
10/24	$12,220	$11,816	$12,656
11/24	$12,362	$11,940	$12,818
12/24	$12,212	$11,760	$12,575
1/25	$12,321	$11,831	$12,646
2/25	$12,537	$12,075	$12,903
3/25	$12,482	$12,073	$12,872
4/25	$12,534	$12,115	$12,880
5/25	$12,555	$12,054	$12,871
6/25	$12,776	$12,242	$13,107
7/25	$12,777	$12,224	$13,113
8/25	$12,940	$12,371	$13,252
9/25	$13,274	$12,502	$13,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.63%	1.11%	2.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.63%	1.11%	2.87%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit Index	3.65%	0.33%	3.00%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,214,965,230
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 3,872,874
InvestmentCompanyPortfolioTurnover	331.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,965,230
# of Portfolio Holdings	420
Portfolio Turnover Rate	331%
Total Advisory Fees Paid	$3,872,874

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Senior Floating-Rate Loans	4.3%
Collateralized Mortgage Obligations	5.6%
Commercial Mortgage-Backed Securities	5.6%
U.S. Treasury Obligations	5.8%
Asset-Backed Securities	9.5%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	13.0%
Corporate Bonds	43.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.5%
Not Rated	7.7%
CCC or Lower	1.8%
B	5.8%
BB	10.0%
BBB	32.2%
A	10.5%
AA	25.5%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014098
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class I
Trading Symbol	CINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Out-of-index position in high yield corporates added meaningfully due to spreads tightening. Within investment grade, gains were supported by bottom-up security selection

↑ Out-of-index exposures to securitized credit contributed positively to excess returns, benefiting from spread tightening and total returns rivaling corporate peers

↓ An underweight to sovereign and government related debt detracted from performance, as the sector outperformed

↓ An underweight to U.S. Treasuries detracted from relative results, as U.S. yield curve steepened over the year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$996,481	$994,545	$994,832
3/16	$1,027,772	$1,025,077	$1,033,818
6/16	$1,066,180	$1,051,051	$1,069,831
9/16	$1,087,025	$1,061,107	$1,082,995
12/16	$1,055,634	$1,033,436	$1,050,827
3/17	$1,073,828	$1,044,733	$1,064,456
6/17	$1,104,519	$1,060,629	$1,089,500
9/17	$1,117,003	$1,071,325	$1,104,189
12/17	$1,129,612	$1,075,709	$1,115,746
3/18	$1,110,924	$1,060,578	$1,091,997
6/18	$1,100,115	$1,057,711	$1,082,422
9/18	$1,111,694	$1,060,582	$1,092,053
12/18	$1,095,881	$1,072,968	$1,092,208
3/19	$1,159,086	$1,108,612	$1,145,447
6/19	$1,205,678	$1,143,113	$1,194,369
9/19	$1,243,015	$1,167,378	$1,229,974
12/19	$1,259,991	$1,172,661	$1,242,891
3/20	$1,169,233	$1,187,915	$1,203,816
6/20	$1,267,254	$1,233,232	$1,302,746
9/20	$1,305,524	$1,245,411	$1,322,271
12/20	$1,367,917	$1,261,494	$1,359,112
3/21	$1,337,244	$1,222,990	$1,298,618
6/21	$1,384,271	$1,247,003	$1,341,763
9/21	$1,392,499	$1,247,936	$1,341,424
12/21	$1,393,915	$1,247,580	$1,344,426
3/22	$1,297,427	$1,171,300	$1,244,657
6/22	$1,198,389	$1,111,162	$1,158,807
9/22	$1,150,762	$1,061,685	$1,101,463
12/22	$1,179,672	$1,085,489	$1,139,311
3/23	$1,222,846	$1,117,271	$1,178,620
6/23	$1,221,175	$1,110,713	$1,174,966
9/23	$1,189,915	$1,078,770	$1,139,630
12/23	$1,283,537	$1,152,499	$1,232,523
3/24	$1,292,769	$1,147,110	$1,227,479
6/24	$1,300,863	$1,149,285	$1,226,871
9/24	$1,373,141	$1,209,032	$1,296,958
12/24	$1,345,068	$1,175,995	$1,257,535
3/25	$1,378,940	$1,207,254	$1,287,247
6/25	$1,414,841	$1,224,153	$1,310,652
9/25	$1,450,964	$1,250,196	$1,344,289

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.67%	2.13%	3.79%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit Index	3.65%	0.33%	3.00%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,214,965,230
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 3,872,874
InvestmentCompanyPortfolioTurnover	331.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,965,230
# of Portfolio Holdings	420
Portfolio Turnover Rate	331%
Total Advisory Fees Paid	$3,872,874

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Senior Floating-Rate Loans	4.3%
Collateralized Mortgage Obligations	5.6%
Commercial Mortgage-Backed Securities	5.6%
U.S. Treasury Obligations	5.8%
Asset-Backed Securities	9.5%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	13.0%
Corporate Bonds	43.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.5%
Not Rated	7.7%
CCC or Lower	1.8%
B	5.8%
BB	10.0%
BBB	32.2%
A	10.5%
AA	25.5%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241867
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class R6
Trading Symbol	CINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Out-of-index position in high yield corporates added meaningfully due to spreads tightening. Within investment grade, gains were supported by bottom-up security selection

↑ Out-of-index exposures to securitized credit contributed positively to excess returns, benefiting from spread tightening and total returns rivaling corporate peers

↓ An underweight to sovereign and government related debt detracted from performance, as the sector outperformed

↓ An underweight to U.S. Treasuries detracted from relative results, as U.S. yield curve steepened over the year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,019,752	$5,015,983	$5,023,510
11/15	$5,008,709	$4,997,691	$5,012,544
12/15	$4,982,404	$4,972,724	$4,974,161
1/16	$5,000,530	$5,027,618	$5,000,213
2/16	$5,028,083	$5,063,331	$5,041,990
3/16	$5,138,862	$5,125,385	$5,169,090
4/16	$5,202,345	$5,160,305	$5,232,211
5/16	$5,211,095	$5,164,336	$5,229,939
6/16	$5,330,900	$5,255,253	$5,349,155
7/16	$5,419,393	$5,298,558	$5,419,235
8/16	$5,438,744	$5,304,274	$5,429,911
9/16	$5,435,127	$5,305,534	$5,414,975
10/16	$5,389,156	$5,270,337	$5,368,745
11/16	$5,255,447	$5,151,874	$5,222,349
12/16	$5,278,170	$5,167,178	$5,254,134
1/17	$5,307,140	$5,185,408	$5,271,811
2/17	$5,369,564	$5,225,417	$5,330,340
3/17	$5,369,141	$5,223,667	$5,322,279
4/17	$5,421,888	$5,267,009	$5,375,499
5/17	$5,484,156	$5,307,646	$5,433,298
6/17	$5,522,593	$5,303,146	$5,447,499
7/17	$5,558,190	$5,329,560	$5,487,365
8/17	$5,590,116	$5,375,542	$5,533,278
9/17	$5,585,017	$5,356,623	$5,520,947
10/17	$5,607,559	$5,363,055	$5,539,642
11/17	$5,607,032	$5,354,939	$5,534,638
12/17	$5,648,060	$5,378,546	$5,578,729
1/18	$5,616,406	$5,326,789	$5,526,939
2/18	$5,541,978	$5,276,280	$5,443,220
3/18	$5,554,618	$5,302,892	$5,459,984
4/18	$5,501,866	$5,267,509	$5,410,209
5/18	$5,512,994	$5,296,234	$5,437,509
6/18	$5,500,575	$5,288,553	$5,412,110
7/18	$5,545,236	$5,299,621	$5,450,931
8/18	$5,563,593	$5,325,731	$5,478,728
9/18	$5,558,472	$5,302,910	$5,460,264
10/18	$5,479,765	$5,258,549	$5,383,807
11/18	$5,462,945	$5,282,199	$5,380,160
12/18	$5,479,406	$5,364,842	$5,461,039
1/19	$5,624,771	$5,438,812	$5,579,067
2/19	$5,674,812	$5,444,740	$5,591,067
3/19	$5,795,432	$5,543,060	$5,727,237
4/19	$5,841,844	$5,550,818	$5,755,351
5/19	$5,920,743	$5,635,849	$5,839,896
6/19	$6,028,391	$5,715,564	$5,971,846
7/19	$6,071,296	$5,732,577	$6,002,653
8/19	$6,244,087	$5,862,290	$6,190,330
9/19	$6,215,076	$5,836,892	$6,149,868
10/19	$6,258,585	$5,855,751	$6,184,901
11/19	$6,277,786	$5,854,580	$6,196,629
12/19	$6,299,954	$5,863,304	$6,214,456
1/20	$6,456,101	$5,968,538	$6,359,833
2/20	$6,523,335	$6,057,906	$6,446,323
3/20	$5,846,165	$5,939,573	$6,019,080
4/20	$6,055,077	$6,058,552	$6,294,532
5/20	$6,155,682	$6,115,138	$6,396,855
6/20	$6,336,271	$6,166,162	$6,513,732
7/20	$6,509,661	$6,274,476	$6,714,609
8/20	$6,513,783	$6,238,296	$6,629,551
9/20	$6,527,618	$6,227,053	$6,611,353
10/20	$6,540,359	$6,204,796	$6,596,725
11/20	$6,770,085	$6,285,765	$6,764,669
12/20	$6,839,587	$6,307,471	$6,795,562
1/21	$6,817,546	$6,267,825	$6,714,693
2/21	$6,745,564	$6,186,952	$6,598,182
3/21	$6,686,221	$6,114,952	$6,493,090
4/21	$6,767,438	$6,166,371	$6,562,073
5/21	$6,809,437	$6,189,892	$6,609,413
6/21	$6,921,354	$6,235,017	$6,708,813
7/21	$7,009,790	$6,297,624	$6,795,989
8/21	$7,012,382	$6,293,421	$6,779,652
9/21	$6,962,497	$6,239,678	$6,707,120
10/21	$6,974,064	$6,234,578	$6,721,757
11/21	$6,957,463	$6,242,109	$6,727,409
12/21	$6,969,576	$6,237,900	$6,722,130
1/22	$6,783,345	$6,101,139	$6,506,517
2/22	$6,653,904	$6,017,957	$6,383,708
3/22	$6,487,133	$5,856,502	$6,223,287
4/22	$6,206,173	$5,638,069	$5,897,137
5/22	$6,202,642	$5,669,091	$5,949,381
6/22	$5,991,943	$5,555,809	$5,794,033
7/22	$6,185,197	$5,695,493	$5,969,973
8/22	$6,036,616	$5,547,431	$5,801,199
9/22	$5,753,808	$5,308,427	$5,507,313
10/22	$5,690,640	$5,250,182	$5,450,471
11/22	$5,911,661	$5,445,942	$5,721,229
12/22	$5,898,359	$5,427,445	$5,696,553
1/23	$6,176,696	$5,595,807	$5,913,818
2/23	$6,041,340	$5,458,308	$5,735,872
3/23	$6,114,873	$5,586,356	$5,893,099
4/23	$6,127,810	$5,620,482	$5,939,417
5/23	$6,069,138	$5,562,210	$5,856,714
6/23	$6,107,452	$5,553,566	$5,874,832
7/23	$6,121,946	$5,559,087	$5,892,808
8/23	$6,095,755	$5,525,611	$5,850,352
9/23	$5,951,784	$5,393,852	$5,698,152
10/23	$5,845,158	$5,312,738	$5,596,875
11/23	$6,153,883	$5,551,837	$5,914,513
12/23	$6,420,697	$5,762,497	$6,162,615
1/24	$6,445,609	$5,748,706	$6,151,602
2/24	$6,382,021	$5,679,782	$6,062,875
3/24	$6,467,860	$5,735,549	$6,137,397
4/24	$6,324,956	$5,601,518	$5,984,706
5/24	$6,452,364	$5,694,370	$6,093,823
6/24	$6,509,395	$5,746,426	$6,134,357
7/24	$6,658,988	$5,876,857	$6,278,376
8/24	$6,769,570	$5,963,370	$6,375,951
9/24	$6,872,045	$6,045,161	$6,484,788
10/24	$6,733,564	$5,907,858	$6,328,219
11/24	$6,812,996	$5,970,143	$6,408,756
12/24	$6,736,980	$5,879,976	$6,287,674
1/25	$6,802,970	$5,915,408	$6,323,010
2/25	$6,932,077	$6,037,713	$6,451,682
3/25	$6,903,266	$6,036,272	$6,436,233
4/25	$6,938,312	$6,057,592	$6,440,243
5/25	$6,960,557	$6,026,869	$6,435,508
6/25	$7,084,044	$6,120,766	$6,553,261
7/25	$7,095,997	$6,112,028	$6,556,710
8/25	$7,187,806	$6,185,444	$6,625,892
9/25	$7,266,057	$6,250,980	$6,721,446

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	5.73%	2.17%	3.81%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit Index	3.65%	0.33%	3.00%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,214,965,230
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 3,872,874
InvestmentCompanyPortfolioTurnover	331.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,965,230
# of Portfolio Holdings	420
Portfolio Turnover Rate	331%
Total Advisory Fees Paid	$3,872,874

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Senior Floating-Rate Loans	4.3%
Collateralized Mortgage Obligations	5.6%
Commercial Mortgage-Backed Securities	5.6%
U.S. Treasury Obligations	5.8%
Asset-Backed Securities	9.5%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	13.0%
Corporate Bonds	43.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.5%
Not Rated	7.7%
CCC or Lower	1.8%
B	5.8%
BB	10.0%
BBB	32.2%
A	10.5%
AA	25.5%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014109
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class A
Trading Symbol	CLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,714	$10,032	$10,002
11/15	$9,655	$9,995	$9,975
12/15	$9,602	$9,945	$9,943
1/16	$9,767	$10,055	$10,080
2/16	$9,922	$10,127	$10,151
3/16	$10,184	$10,251	$10,244
4/16	$10,298	$10,321	$10,284
5/16	$10,321	$10,329	$10,286
6/16	$10,734	$10,511	$10,471
7/16	$11,001	$10,597	$10,537
8/16	$11,002	$10,609	$10,525
9/16	$10,933	$10,611	$10,519
10/16	$10,694	$10,541	$10,439
11/16	$10,192	$10,304	$10,192
12/16	$10,253	$10,334	$10,206
1/17	$10,277	$10,371	$10,226
2/17	$10,464	$10,451	$10,295
3/17	$10,423	$10,447	$10,290
4/17	$10,573	$10,534	$10,369
5/17	$10,773	$10,615	$10,449
6/17	$10,877	$10,606	$10,438
7/17	$10,930	$10,659	$10,483
8/17	$11,071	$10,751	$10,577
9/17	$11,001	$10,713	$10,527
10/17	$11,038	$10,726	$10,533
11/17	$11,056	$10,710	$10,519
12/17	$11,224	$10,757	$10,568
1/18	$11,072	$10,654	$10,446
2/18	$10,792	$10,553	$10,347
3/18	$10,862	$10,606	$10,413
4/18	$10,678	$10,535	$10,336
5/18	$10,726	$10,592	$10,410
6/18	$10,663	$10,577	$10,397
7/18	$10,737	$10,599	$10,399
8/18	$10,792	$10,651	$10,466
9/18	$10,690	$10,606	$10,399
10/18	$10,379	$10,517	$10,317
11/18	$10,362	$10,564	$10,378
12/18	$10,581	$10,730	$10,569
1/19	$10,898	$10,878	$10,681
2/19	$10,924	$10,889	$10,675
3/19	$11,375	$11,086	$10,880
4/19	$11,427	$11,102	$10,883
5/19	$11,765	$11,272	$11,076
6/19	$12,083	$11,431	$11,215
7/19	$12,195	$11,465	$11,240
8/19	$12,883	$11,725	$11,531
9/19	$12,700	$11,674	$11,470
10/19	$12,772	$11,712	$11,504
11/19	$12,816	$11,709	$11,498
12/19	$12,777	$11,727	$11,490
1/20	$13,341	$11,937	$11,711
2/20	$13,644	$12,116	$11,922
3/20	$12,553	$11,879	$11,852
4/20	$13,295	$12,117	$12,063
5/20	$13,411	$12,230	$12,119
6/20	$13,803	$12,332	$12,195
7/20	$14,463	$12,549	$12,377
8/20	$14,129	$12,477	$12,277
9/20	$14,123	$12,454	$12,271
10/20	$14,002	$12,410	$12,216
11/20	$14,572	$12,572	$12,336
12/20	$14,637	$12,615	$12,353
1/21	$14,392	$12,536	$12,264
2/21	$14,236	$12,374	$12,087
3/21	$14,101	$12,230	$11,936
4/21	$14,210	$12,333	$12,030
5/21	$14,254	$12,380	$12,070
6/21	$14,356	$12,470	$12,155
7/21	$14,495	$12,595	$12,290
8/21	$14,472	$12,587	$12,267
9/21	$14,375	$12,479	$12,161
10/21	$14,352	$12,469	$12,157
11/21	$14,332	$12,484	$12,193
12/21	$14,300	$12,476	$12,162
1/22	$13,991	$12,202	$11,900
2/22	$13,797	$12,036	$11,767
3/22	$13,410	$11,713	$11,441
4/22	$12,960	$11,276	$11,006
5/22	$13,009	$11,338	$11,077
6/22	$12,797	$11,112	$10,904
7/22	$13,062	$11,391	$11,170
8/22	$12,750	$11,095	$10,854
9/22	$12,250	$10,617	$10,385
10/22	$12,074	$10,500	$10,251
11/22	$12,475	$10,892	$10,628
12/22	$12,421	$10,855	$10,580
1/23	$12,828	$11,192	$10,905
2/23	$12,546	$10,917	$10,623
3/23	$12,830	$11,173	$10,893
4/23	$12,908	$11,241	$10,959
5/23	$12,756	$11,124	$10,840
6/23	$12,707	$11,107	$10,801
7/23	$12,709	$11,118	$10,794
8/23	$12,641	$11,051	$10,725
9/23	$12,344	$10,788	$10,452
10/23	$12,162	$10,625	$10,287
11/23	$12,682	$11,104	$10,753
12/23	$13,140	$11,525	$11,165
1/24	$13,162	$11,497	$11,134
2/24	$12,954	$11,360	$10,977
3/24	$13,067	$11,471	$11,078
4/24	$12,749	$11,203	$10,798
5/24	$12,974	$11,389	$10,982
6/24	$13,090	$11,493	$11,085
7/24	$13,385	$11,754	$11,344
8/24	$13,579	$11,927	$11,507
9/24	$13,758	$12,090	$11,661
10/24	$13,416	$11,816	$11,372
11/24	$13,560	$11,940	$11,493
12/24	$13,370	$11,760	$11,304
1/25	$13,453	$11,831	$11,364
2/25	$13,735	$12,075	$11,614
3/25	$13,725	$12,073	$11,619
4/25	$13,782	$12,115	$11,664
5/25	$13,684	$12,054	$11,581
6/25	$13,908	$12,242	$11,759
7/25	$13,878	$12,224	$11,728
8/25	$14,068	$12,371	$11,868
9/25	$14,186	$12,502	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.13%	0.09%	3.90%
Class A with 3.25% Maximum Sales Charge	(0.20)%	(0.56)%	3.56%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,164,456,252
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,435,661
InvestmentCompanyPortfolioTurnover	421.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,164,456,252
# of Portfolio Holdings	383
Portfolio Turnover Rate	421%
Total Advisory Fees Paid	$2,435,661

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Collateralized Mortgage Obligations	3.9%
Short-Term Investments	7.7%
Commercial Mortgage-Backed Securities	8.1%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.9%
Corporate Bonds	23.9%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(1.5%)
Not Rated	1.2%
B	0.7%
BB	0.5%
BBB	14.3%
A	13.8%
AA	55.8%
AAA	15.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014108
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class I
Trading Symbol	CLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$994,741	$994,545	$994,300
3/16	$1,056,571	$1,025,077	$1,024,447
6/16	$1,115,053	$1,051,051	$1,047,126
9/16	$1,136,481	$1,061,107	$1,051,924
12/16	$1,067,339	$1,033,436	$1,020,624
3/17	$1,086,878	$1,044,733	$1,028,960
6/17	$1,135,465	$1,060,629	$1,043,830
9/17	$1,149,746	$1,071,325	$1,052,687
12/17	$1,173,198	$1,075,709	$1,056,773
3/18	$1,136,712	$1,060,578	$1,041,335
6/18	$1,116,636	$1,057,711	$1,039,687
9/18	$1,120,170	$1,060,582	$1,039,886
12/18	$1,110,785	$1,072,968	$1,056,893
3/19	$1,194,694	$1,108,612	$1,087,996
6/19	$1,269,772	$1,143,113	$1,121,502
9/19	$1,334,593	$1,167,378	$1,146,952
12/19	$1,343,563	$1,172,661	$1,149,019
3/20	$1,320,805	$1,187,915	$1,185,194
6/20	$1,453,121	$1,233,232	$1,219,513
9/20	$1,488,415	$1,245,411	$1,227,065
12/20	$1,543,496	$1,261,494	$1,235,272
3/21	$1,487,237	$1,222,990	$1,193,612
6/21	$1,515,792	$1,247,003	$1,215,453
9/21	$1,518,073	$1,247,936	$1,216,082
12/21	$1,511,198	$1,247,580	$1,216,223
3/22	$1,418,925	$1,171,300	$1,144,053
6/22	$1,355,005	$1,111,162	$1,090,356
9/22	$1,297,243	$1,061,685	$1,038,538
12/22	$1,316,085	$1,085,489	$1,057,991
3/23	$1,361,123	$1,117,271	$1,089,329
6/23	$1,348,050	$1,110,713	$1,080,132
9/23	$1,311,338	$1,078,770	$1,045,231
12/23	$1,395,697	$1,152,499	$1,116,486
3/24	$1,389,761	$1,147,110	$1,107,825
6/24	$1,392,161	$1,149,285	$1,108,546
9/24	$1,464,017	$1,209,032	$1,166,148
12/24	$1,423,691	$1,175,995	$1,130,445
3/25	$1,462,354	$1,207,254	$1,161,883
6/25	$1,482,754	$1,224,153	$1,175,904
9/25	$1,513,660	$1,250,196	$1,199,777

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.39%	0.34%	4.23%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,164,456,252
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,435,661
InvestmentCompanyPortfolioTurnover	421.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,164,456,252
# of Portfolio Holdings	383
Portfolio Turnover Rate	421%
Total Advisory Fees Paid	$2,435,661

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Collateralized Mortgage Obligations	3.9%
Short-Term Investments	7.7%
Commercial Mortgage-Backed Securities	8.1%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.9%
Corporate Bonds	23.9%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(1.5%)
Not Rated	1.2%
B	0.7%
BB	0.5%
BBB	14.3%
A	13.8%
AA	55.8%
AAA	15.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000225189
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class R6
Trading Symbol	CLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,023,346	$5,015,983	$5,000,830
11/15	$4,998,412	$4,997,691	$4,987,619
12/15	$4,973,704	$4,972,724	$4,971,501
1/16	$5,061,872	$5,027,618	$5,039,915
2/16	$5,144,460	$5,063,331	$5,075,667
3/16	$5,282,856	$5,125,385	$5,122,237
4/16	$5,344,254	$5,160,305	$5,141,898
5/16	$5,358,541	$5,164,336	$5,143,217
6/16	$5,575,267	$5,255,253	$5,235,629
7/16	$5,713,305	$5,298,558	$5,268,730
8/16	$5,719,353	$5,304,274	$5,262,705
9/16	$5,682,406	$5,305,534	$5,259,622
10/16	$5,560,671	$5,270,337	$5,219,391
11/16	$5,302,358	$5,151,874	$5,095,933
12/16	$5,336,695	$5,167,178	$5,103,121
1/17	$5,351,057	$5,185,408	$5,113,134
2/17	$5,453,792	$5,225,417	$5,147,499
3/17	$5,434,388	$5,223,667	$5,144,800
4/17	$5,514,539	$5,267,009	$5,184,502
5/17	$5,617,550	$5,307,646	$5,224,408
6/17	$5,677,323	$5,303,146	$5,219,150
7/17	$5,703,704	$5,329,560	$5,241,609
8/17	$5,783,139	$5,375,542	$5,288,625
9/17	$5,748,732	$5,356,623	$5,263,436
10/17	$5,765,718	$5,363,055	$5,266,485
11/17	$5,776,531	$5,354,939	$5,259,725
12/17	$5,865,992	$5,378,546	$5,283,865
1/18	$5,791,346	$5,326,789	$5,223,011
2/18	$5,642,410	$5,276,280	$5,173,500
3/18	$5,683,559	$5,302,892	$5,206,677
4/18	$5,588,579	$5,267,509	$5,167,953
5/18	$5,614,924	$5,296,234	$5,204,836
6/18	$5,583,179	$5,288,553	$5,198,434
7/18	$5,623,310	$5,299,621	$5,199,670
8/18	$5,656,484	$5,325,731	$5,233,128
9/18	$5,600,849	$5,302,910	$5,199,429
10/18	$5,442,520	$5,258,549	$5,158,341
11/18	$5,434,806	$5,282,199	$5,189,134
12/18	$5,553,926	$5,364,842	$5,284,465
1/19	$5,717,535	$5,438,812	$5,340,583
2/19	$5,735,941	$5,444,740	$5,337,489
3/19	$5,973,468	$5,543,060	$5,439,979
4/19	$6,002,338	$5,550,818	$5,441,371
5/19	$6,177,292	$5,635,849	$5,537,964
6/19	$6,348,858	$5,715,564	$5,607,511
7/19	$6,405,505	$5,732,577	$5,619,845
8/19	$6,767,689	$5,862,290	$5,765,465
9/19	$6,672,966	$5,836,892	$5,734,758
10/19	$6,712,086	$5,855,751	$5,752,032
11/19	$6,736,561	$5,854,580	$5,749,103
12/19	$6,717,815	$5,863,304	$5,745,096
1/20	$7,015,135	$5,968,538	$5,855,658
2/20	$7,176,013	$6,057,906	$5,961,051
3/20	$6,604,025	$5,939,573	$5,925,972
4/20	$6,995,266	$6,058,552	$6,031,313
5/20	$7,057,838	$6,115,138	$6,059,394
6/20	$7,265,606	$6,166,162	$6,097,563
7/20	$7,614,208	$6,274,476	$6,188,643
8/20	$7,443,758	$6,238,296	$6,138,689
9/20	$7,442,074	$6,227,053	$6,135,324
10/20	$7,380,318	$6,204,796	$6,107,928
11/20	$7,681,644	$6,285,765	$6,167,861
12/20	$7,717,478	$6,307,471	$6,176,360
1/21	$7,590,179	$6,267,825	$6,132,076
2/21	$7,505,615	$6,186,952	$6,043,526
3/21	$7,436,186	$6,114,952	$5,968,062
4/21	$7,498,846	$6,166,371	$6,015,209
5/21	$7,519,726	$6,189,892	$6,034,862
6/21	$7,578,960	$6,235,017	$6,077,263
7/21	$7,653,706	$6,297,624	$6,145,213
8/21	$7,643,742	$6,293,421	$6,133,513
9/21	$7,590,367	$6,239,678	$6,080,410
10/21	$7,584,148	$6,234,578	$6,078,733
11/21	$7,574,900	$6,242,109	$6,096,717
12/21	$7,555,988	$6,237,900	$6,081,117
1/22	$7,398,132	$6,101,139	$5,950,105
2/22	$7,297,532	$6,017,957	$5,883,724
3/22	$7,094,626	$5,856,502	$5,720,263
4/22	$6,858,081	$5,638,069	$5,503,190
5/22	$6,881,470	$5,669,091	$5,538,673
6/22	$6,775,025	$5,555,809	$5,451,782
7/22	$6,912,412	$5,695,493	$5,584,994
8/22	$6,748,831	$5,547,431	$5,427,181
9/22	$6,486,217	$5,308,427	$5,192,692
10/22	$6,394,235	$5,250,182	$5,125,435
11/22	$6,607,498	$5,445,942	$5,313,926
12/22	$6,580,424	$5,427,445	$5,289,956
1/23	$6,801,369	$5,595,807	$5,452,697
2/23	$6,649,264	$5,458,308	$5,311,715
3/23	$6,805,615	$5,586,356	$5,446,646
4/23	$6,844,171	$5,620,482	$5,479,656
5/23	$6,764,740	$5,562,210	$5,419,990
6/23	$6,740,251	$5,553,566	$5,400,659
7/23	$6,738,973	$5,559,087	$5,396,894
8/23	$6,708,388	$5,525,611	$5,362,423
9/23	$6,552,818	$5,393,852	$5,226,154
10/23	$6,457,633	$5,312,738	$5,143,679
11/23	$6,735,057	$5,551,837	$5,376,617
12/23	$6,979,434	$5,762,497	$5,582,429
1/24	$6,992,913	$5,748,706	$5,567,099
2/24	$6,884,118	$5,679,782	$5,488,446
3/24	$6,945,846	$5,735,549	$5,539,125
4/24	$6,778,713	$5,601,518	$5,399,215
5/24	$6,899,564	$5,694,370	$5,490,750
6/24	$6,962,768	$5,746,426	$5,542,732
7/24	$7,121,037	$5,876,857	$5,672,194
8/24	$7,221,807	$5,963,370	$5,753,703
9/24	$7,318,187	$6,045,161	$5,830,741
10/24	$7,143,118	$5,907,858	$5,686,145
11/24	$7,220,984	$5,970,143	$5,746,264
12/24	$7,121,526	$5,879,976	$5,652,223
1/25	$7,167,888	$5,915,408	$5,682,209
2/25	$7,319,335	$6,037,713	$5,807,227
3/25	$7,315,452	$6,036,272	$5,809,413
4/25	$7,343,426	$6,057,592	$5,832,244
5/25	$7,297,230	$6,026,869	$5,790,485
6/25	$7,418,207	$6,120,766	$5,879,521
7/25	$7,404,258	$6,112,028	$5,864,013
8/25	$7,507,529	$6,185,444	$5,934,149
9/25	$7,573,400	$6,250,980	$5,998,884

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	3.49%	0.35%	4.24%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,164,456,252
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,435,661
InvestmentCompanyPortfolioTurnover	421.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,164,456,252
# of Portfolio Holdings	383
Portfolio Turnover Rate	421%
Total Advisory Fees Paid	$2,435,661

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Collateralized Mortgage Obligations	3.9%
Short-Term Investments	7.7%
Commercial Mortgage-Backed Securities	8.1%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.9%
Corporate Bonds	23.9%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(1.5%)
Not Rated	1.2%
B	0.7%
BB	0.5%
BBB	14.3%
A	13.8%
AA	55.8%
AAA	15.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235422
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class A
Trading Symbol	CMMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.76%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance

↑ An allocation to agency mortgage-backed securities composed of loans originated by state housing finance authorities (HFAs) contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ A small allocation to interest-only securities weighed on Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$9,694	$10,055	$10,111
6/22	$9,684	$9,854	$9,949
7/22	$9,741	$10,102	$10,269
8/22	$9,698	$9,839	$9,917
9/22	$9,446	$9,415	$9,416
10/22	$9,403	$9,312	$9,282
11/22	$9,647	$9,659	$9,661
12/22	$9,658	$9,626	$9,618
1/23	$9,876	$9,925	$9,935
2/23	$9,750	$9,681	$9,673
3/23	$9,995	$9,908	$9,861
4/23	$10,039	$9,969	$9,912
5/23	$9,962	$9,865	$9,839
6/23	$9,915	$9,850	$9,797
7/23	$9,919	$9,860	$9,790
8/23	$9,903	$9,801	$9,710
9/23	$9,704	$9,567	$9,400
10/23	$9,524	$9,423	$9,206
11/23	$9,984	$9,847	$9,686
12/23	$10,309	$10,221	$10,103
1/24	$10,334	$10,196	$10,057
2/24	$10,087	$10,074	$9,893
3/24	$10,175	$10,173	$9,998
4/24	$9,883	$9,935	$9,695
5/24	$10,142	$10,100	$9,889
6/24	$10,285	$10,192	$10,005
7/24	$10,580	$10,424	$10,268
8/24	$10,777	$10,577	$10,434
9/24	$10,870	$10,722	$10,558
10/24	$10,521	$10,479	$10,259
11/24	$10,644	$10,589	$10,396
12/24	$10,559	$10,429	$10,225
1/25	$10,640	$10,492	$10,277
2/25	$10,902	$10,709	$10,539
3/25	$10,941	$10,706	$10,537
4/25	$11,051	$10,744	$10,567
5/25	$10,981	$10,690	$10,471
6/25	$11,183	$10,856	$10,657
7/25	$11,157	$10,841	$10,614
8/25	$11,416	$10,971	$10,785
9/25	$11,412	$11,087	$10,916

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class A	5.03%	4.95%
Class A with 3.25% Maximum Sales Charge	1.58%	3.93%
Bloomberg U.S. Universal Index	3.40%	3.06%
Bloomberg U.S. Mortgage Backed Securties Index	3.39%	2.59%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 101,408,651
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 125,035
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,408,651
# of Portfolio Holdings	208
Portfolio Turnover Rate	311%
Total Advisory Fees Paid	$125,035

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Short-Term Investments	2.2%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	43.4%
Collateralized Mortgage Obligations	50.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	9.5%
BB	2.3%
BBB	3.0%
A	8.0%
AA	77.1%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235423
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class C
Trading Symbol	CMMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$256	2.51%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance

↑ An allocation to agency mortgage-backed securities composed of loans originated by state housing finance authorities (HFAs) contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ A small allocation to interest-only securities weighed on Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$10,020	$10,055	$10,111
6/22	$9,994	$9,854	$9,949
7/22	$10,046	$10,102	$10,269
8/22	$9,996	$9,839	$9,917
9/22	$9,730	$9,415	$9,416
10/22	$9,679	$9,312	$9,282
11/22	$9,924	$9,659	$9,661
12/22	$9,929	$9,626	$9,618
1/23	$10,147	$9,925	$9,935
2/23	$10,012	$9,681	$9,673
3/23	$10,267	$9,908	$9,861
4/23	$10,296	$9,969	$9,912
5/23	$10,221	$9,865	$9,839
6/23	$10,156	$9,850	$9,797
7/23	$10,153	$9,860	$9,790
8/23	$10,131	$9,801	$9,710
9/23	$9,920	$9,567	$9,400
10/23	$9,741	$9,423	$9,206
11/23	$10,204	$9,847	$9,686
12/23	$10,530	$10,221	$10,103
1/24	$10,538	$10,196	$10,057
2/24	$10,280	$10,074	$9,893
3/24	$10,374	$10,173	$9,998
4/24	$10,060	$9,935	$9,695
5/24	$10,317	$10,100	$9,889
6/24	$10,456	$10,192	$10,005
7/24	$10,759	$10,424	$10,268
8/24	$10,953	$10,577	$10,434
9/24	$11,040	$10,722	$10,558
10/24	$10,679	$10,479	$10,259
11/24	$10,798	$10,589	$10,396
12/24	$10,705	$10,429	$10,225
1/25	$10,780	$10,492	$10,277
2/25	$11,039	$10,709	$10,539
3/25	$11,061	$10,706	$10,537
4/25	$11,176	$10,744	$10,567
5/25	$11,099	$10,690	$10,471
6/25	$11,296	$10,856	$10,657
7/25	$11,251	$10,841	$10,614
8/25	$11,516	$10,971	$10,785
9/25	$11,510	$11,087	$10,916

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class C, with conversion to Class A after 8 years	4.25%	4.19%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.26%	4.19%
Bloomberg U.S. Universal Index	3.40%	3.06%
Bloomberg U.S. Mortgage Backed Securties Index	3.39%	2.59%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 101,408,651
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 125,035
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,408,651
# of Portfolio Holdings	208
Portfolio Turnover Rate	311%
Total Advisory Fees Paid	$125,035

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Short-Term Investments	2.2%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	43.4%
Collateralized Mortgage Obligations	50.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	9.5%
BB	2.3%
BBB	3.0%
A	8.0%
AA	77.1%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235424
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class I
Trading Symbol	CMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance

↑ An allocation to agency mortgage-backed securities composed of loans originated by state housing finance authorities (HFAs) contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ A small allocation to interest-only securities weighed on Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
6/22	$1,001,056	$985,410	$994,869
9/22	$977,010	$941,533	$941,647
12/22	$999,563	$962,642	$961,805
3/23	$1,036,148	$990,828	$986,102
6/23	$1,027,540	$985,012	$979,745
9/23	$1,006,238	$956,684	$940,025
12/23	$1,070,715	$1,022,069	$1,010,336
3/24	$1,057,461	$1,017,290	$999,781
6/24	$1,068,489	$1,019,219	$1,000,472
9/24	$1,131,025	$1,072,204	$1,055,793
12/24	$1,099,422	$1,042,906	$1,022,453
3/25	$1,138,767	$1,070,627	$1,053,697
6/25	$1,165,827	$1,085,614	$1,065,685
9/25	$1,190,873	$1,108,709	$1,091,566

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class I	5.29%	5.23%
Bloomberg U.S. Universal Index	3.40%	3.06%
Bloomberg U.S. Mortgage Backed Securties Index	3.39%	2.59%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 101,408,651
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 125,035
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,408,651
# of Portfolio Holdings	208
Portfolio Turnover Rate	311%
Total Advisory Fees Paid	$125,035

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Short-Term Investments	2.2%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	43.4%
Collateralized Mortgage Obligations	50.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	9.5%
BB	2.3%
BBB	3.0%
A	8.0%
AA	77.1%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235421
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class R6
Trading Symbol	CMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance

↑ An allocation to agency mortgage-backed securities composed of loans originated by state housing finance authorities (HFAs) contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ A small allocation to interest-only securities weighed on Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$5,010,778	$5,027,511	$5,055,285
6/22	$5,008,438	$4,927,049	$4,974,343
7/22	$5,038,967	$5,050,925	$5,134,264
8/22	$5,018,025	$4,919,619	$4,958,695
9/22	$4,888,131	$4,707,664	$4,708,235
10/22	$4,867,177	$4,656,010	$4,641,163
11/22	$4,994,496	$4,829,616	$4,830,329
12/22	$5,000,975	$4,813,212	$4,809,024
1/23	$5,115,365	$4,962,520	$4,967,456
2/23	$5,050,894	$4,840,583	$4,836,288
3/23	$5,183,955	$4,954,139	$4,930,508
4/23	$5,202,726	$4,984,403	$4,956,024
5/23	$5,169,128	$4,932,726	$4,919,721
6/23	$5,140,857	$4,925,060	$4,898,723
7/23	$5,143,617	$4,929,956	$4,895,080
8/23	$5,136,731	$4,900,268	$4,854,809
9/23	$5,034,113	$4,783,421	$4,700,123
10/23	$4,947,128	$4,711,487	$4,603,012
11/23	$5,186,801	$4,923,527	$4,842,969
12/23	$5,356,682	$5,110,346	$5,051,682
1/24	$5,365,523	$5,098,116	$5,028,316
2/24	$5,238,160	$5,036,992	$4,946,512
3/24	$5,290,362	$5,086,448	$4,998,906
4/24	$5,134,486	$4,967,585	$4,847,664
5/24	$5,270,023	$5,049,929	$4,944,524
6/24	$5,345,523	$5,096,094	$5,002,359
7/24	$5,505,287	$5,211,764	$5,134,238
8/24	$5,608,823	$5,288,486	$5,217,085
9/24	$5,658,355	$5,361,020	$5,278,963
10/24	$5,478,109	$5,239,256	$5,129,517
11/24	$5,543,300	$5,294,492	$5,197,903
12/24	$5,500,198	$5,214,529	$5,112,265
1/25	$5,543,482	$5,245,952	$5,138,380
2/25	$5,681,103	$5,354,415	$5,269,409
3/25	$5,697,003	$5,353,137	$5,268,487
4/25	$5,760,998	$5,372,044	$5,283,605
5/25	$5,726,004	$5,344,799	$5,235,370
6/25	$5,832,387	$5,428,069	$5,328,424
7/25	$5,814,068	$5,420,320	$5,306,850
8/25	$5,955,981	$5,485,427	$5,392,287
9/25	$5,957,652	$5,543,547	$5,457,830

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class R6	5.29%	5.25%
Bloomberg U.S. Universal Index	3.40%	3.06%
Bloomberg U.S. Mortgage Backed Securties Index	3.39%	2.59%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 101,408,651
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 125,035
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,408,651
# of Portfolio Holdings	208
Portfolio Turnover Rate	311%
Total Advisory Fees Paid	$125,035

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Short-Term Investments	2.2%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	43.4%
Collateralized Mortgage Obligations	50.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	9.5%
BB	2.3%
BBB	3.0%
A	8.0%
AA	77.1%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000014103
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class A
Trading Symbol	CSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Overweight positions and security selection in securitized credit, especially Asset-Backed and Commercial Mortgage-Backed Securities, helped as they outperformed corporates

↑ Additional support came from agency and non-agency Residential Mortgage-Backed Securities, where allocation and selection decisions further enhanced results

↓ Underweight in investment grade corporates detracted from performance as it limited its exposure to the sector’s spread tightening

↓ An underweight to government-related debt and sovereigns also detracted, as these sectors performed well and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/15	$10,000	$10,000	$10,000
10/15	$9,790	$10,032	$10,006
11/15	$9,768	$9,995	$9,994
12/15	$9,730	$9,945	$9,959
1/16	$9,753	$10,055	$10,011
2/16	$9,753	$10,127	$10,023
3/16	$9,851	$10,251	$10,132
4/16	$9,925	$10,321	$10,177
5/16	$9,936	$10,329	$10,171
6/16	$10,023	$10,511	$10,265
7/16	$10,077	$10,597	$10,299
8/16	$10,094	$10,609	$10,297
9/16	$10,117	$10,611	$10,308
10/16	$10,107	$10,541	$10,300
11/16	$10,036	$10,304	$10,202
12/16	$10,046	$10,334	$10,216
1/17	$10,075	$10,371	$10,254
2/17	$10,110	$10,451	$10,298
3/17	$10,126	$10,447	$10,307
4/17	$10,161	$10,534	$10,355
5/17	$10,196	$10,615	$10,397
6/17	$10,203	$10,606	$10,394
7/17	$10,243	$10,659	$10,447
8/17	$10,264	$10,751	$10,482
9/17	$10,261	$10,713	$10,467
10/17	$10,268	$10,726	$10,475
11/17	$10,255	$10,710	$10,443
12/17	$10,264	$10,757	$10,453
1/18	$10,244	$10,654	$10,408
2/18	$10,223	$10,553	$10,371
3/18	$10,224	$10,606	$10,380
4/18	$10,218	$10,535	$10,366
5/18	$10,248	$10,592	$10,413
6/18	$10,250	$10,577	$10,407
7/18	$10,281	$10,599	$10,430
8/18	$10,313	$10,651	$10,482
9/18	$10,321	$10,606	$10,473
10/18	$10,294	$10,517	$10,464
11/18	$10,280	$10,564	$10,475
12/18	$10,269	$10,730	$10,570
1/19	$10,409	$10,878	$10,675
2/19	$10,475	$10,889	$10,711
3/19	$10,561	$11,086	$10,822
4/19	$10,614	$11,102	$10,858
5/19	$10,680	$11,272	$10,941
6/19	$10,746	$11,431	$11,045
7/19	$10,757	$11,465	$11,051
8/19	$10,834	$11,725	$11,173
9/19	$10,831	$11,674	$11,171
10/19	$10,875	$11,712	$11,221
11/19	$10,878	$11,709	$11,225
12/19	$10,907	$11,727	$11,265
1/20	$11,002	$11,937	$11,365
2/20	$11,064	$12,116	$11,457
3/20	$10,435	$11,879	$11,127
4/20	$10,598	$12,117	$11,395
5/20	$10,760	$12,230	$11,541
6/20	$10,964	$12,332	$11,643
7/20	$11,037	$12,549	$11,726
8/20	$11,116	$12,477	$11,749
9/20	$11,133	$12,454	$11,738
10/20	$11,172	$12,410	$11,753
11/20	$11,319	$12,572	$11,809
12/20	$11,399	$12,615	$11,849
1/21	$11,443	$12,536	$11,845
2/21	$11,446	$12,374	$11,816
3/21	$11,442	$12,230	$11,782
4/21	$11,485	$12,333	$11,829
5/21	$11,522	$12,380	$11,869
6/21	$11,530	$12,470	$11,854
7/21	$11,558	$12,595	$11,897
8/21	$11,558	$12,587	$11,890
9/21	$11,564	$12,479	$11,865
10/21	$11,521	$12,469	$11,804
11/21	$11,479	$12,484	$11,782
12/21	$11,499	$12,476	$11,784
1/22	$11,400	$12,202	$11,647
2/22	$11,315	$12,036	$11,563
3/22	$11,166	$11,713	$11,354
4/22	$11,047	$11,276	$11,205
5/22	$11,057	$11,338	$11,293
6/22	$10,882	$11,112	$11,155
7/22	$11,018	$11,391	$11,307
8/22	$10,948	$11,095	$11,165
9/22	$10,755	$10,617	$10,933
10/22	$10,738	$10,500	$10,902
11/22	$10,884	$10,892	$11,116
12/22	$10,923	$10,855	$11,128
1/23	$11,130	$11,192	$11,294
2/23	$11,068	$10,917	$11,161
3/23	$11,160	$11,173	$11,321
4/23	$11,224	$11,241	$11,395
5/23	$11,208	$11,124	$11,347
6/23	$11,222	$11,107	$11,312
7/23	$11,297	$11,118	$11,381
8/23	$11,335	$11,051	$11,396
9/23	$11,309	$10,788	$11,340
10/23	$11,307	$10,625	$11,333
11/23	$11,529	$11,104	$11,580
12/23	$11,724	$11,525	$11,789
1/24	$11,806	$11,497	$11,834
2/24	$11,768	$11,360	$11,774
3/24	$11,829	$11,471	$11,850
4/24	$11,783	$11,203	$11,770
5/24	$11,892	$11,389	$11,890
6/24	$11,962	$11,493	$11,962
7/24	$12,120	$11,754	$12,148
8/24	$12,238	$11,927	$12,280
9/24	$12,348	$12,090	$12,405
10/24	$12,271	$11,816	$12,290
11/24	$12,333	$11,940	$12,363
12/24	$12,357	$11,760	$12,346
1/25	$12,435	$11,831	$12,418
2/25	$12,544	$12,075	$12,537
3/25	$12,575	$12,073	$12,591
4/25	$12,637	$12,115	$12,685
5/25	$12,651	$12,054	$12,698
6/25	$12,771	$12,242	$12,815
7/25	$12,786	$12,224	$12,824
8/25	$12,914	$12,371	$12,964
9/25	$12,967	$12,502	$13,016

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	5.03%	3.10%	2.87%
Class A with 2.25% Maximum Sales Charge	2.69%	2.63%	2.63%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 1-5 Year U.S. Credit Index	4.93%	2.09%	2.67%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,814,234,841
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 6,978,214
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,814,234,841
# of Portfolio Holdings	398
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$6,978,214

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.3%
Short-Term Investments	1.8%
U.S. Government Agency Mortgage-Backed Securities	5.2%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	8.6%
U.S. Treasury Obligations	13.7%
Asset-Backed Securities	23.1%
Corporate Bonds	37.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.4%
Not Rated	4.1%
CCC	0.3%
B	1.0%
BB	3.3%
BBB	22.3%
A	22.0%
AA	35.5%
AAA	10.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014104
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class C
Trading Symbol	CDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↓ Underweight in investment grade corporates detracted from performance as it limited its exposure to the sector’s spread tightening

↓ An underweight to government-related debt and sovereigns also detracted, as these sectors performed well and the portfolio’s lower exposure missed those gains

↑ Overweight positions and security selection in securitized credit, especially Asset-Backed and Commercial Mortgage-Backed Securities, helped as they outperformed corporates

↑ Additional support came from agency and non-agency Residential Mortgage-Backed Securities, where allocation and selection decisions further enhanced results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/15	$10,000	$10,000	$10,000
10/15	$10,008	$10,032	$10,006
11/15	$9,980	$9,995	$9,994
12/15	$9,929	$9,945	$9,959
1/16	$9,953	$10,055	$10,011
2/16	$9,940	$10,127	$10,023
3/16	$10,034	$10,251	$10,132
4/16	$10,104	$10,321	$10,177
5/16	$10,109	$10,329	$10,171
6/16	$10,191	$10,511	$10,265
7/16	$10,240	$10,597	$10,299
8/16	$10,251	$10,609	$10,297
9/16	$10,267	$10,611	$10,308
10/16	$10,251	$10,541	$10,300
11/16	$10,172	$10,304	$10,202
12/16	$10,175	$10,334	$10,216
1/17	$10,198	$10,371	$10,254
2/17	$10,228	$10,451	$10,298
3/17	$10,238	$10,447	$10,307
4/17	$10,267	$10,534	$10,355
5/17	$10,296	$10,615	$10,397
6/17	$10,296	$10,606	$10,394
7/17	$10,330	$10,659	$10,447
8/17	$10,344	$10,751	$10,482
9/17	$10,334	$10,713	$10,467
10/17	$10,336	$10,726	$10,475
11/17	$10,315	$10,710	$10,443
12/17	$10,318	$10,757	$10,453
1/18	$10,291	$10,654	$10,408
2/18	$10,264	$10,553	$10,371
3/18	$10,259	$10,606	$10,380
4/18	$10,247	$10,535	$10,366
5/18	$10,270	$10,592	$10,413
6/18	$10,266	$10,577	$10,407
7/18	$10,291	$10,599	$10,430
8/18	$10,316	$10,651	$10,482
9/18	$10,318	$10,606	$10,473
10/18	$10,284	$10,517	$10,464
11/18	$10,264	$10,564	$10,475
12/18	$10,247	$10,730	$10,570
1/19	$10,380	$10,878	$10,675
2/19	$10,439	$10,889	$10,711
3/19	$10,519	$11,086	$10,822
4/19	$10,565	$11,102	$10,858
5/19	$10,625	$11,272	$10,941
6/19	$10,683	$11,431	$11,045
7/19	$10,688	$11,465	$11,051
8/19	$10,758	$11,725	$11,173
9/19	$10,747	$11,674	$11,171
10/19	$10,784	$11,712	$11,221
11/19	$10,781	$11,709	$11,225
12/19	$10,802	$11,727	$11,265
1/20	$10,884	$11,937	$11,365
2/20	$10,945	$12,116	$11,457
3/20	$10,320	$11,879	$11,127
4/20	$10,476	$12,117	$11,395
5/20	$10,623	$12,230	$11,541
6/20	$10,818	$12,332	$11,643
7/20	$10,877	$12,549	$11,726
8/20	$10,955	$12,477	$11,749
9/20	$10,966	$12,454	$11,738
10/20	$10,996	$12,410	$11,753
11/20	$11,135	$12,572	$11,809
12/20	$11,206	$12,615	$11,849
1/21	$11,236	$12,536	$11,845
2/21	$11,240	$12,374	$11,816
3/21	$11,228	$12,230	$11,782
4/21	$11,264	$12,333	$11,829
5/21	$11,293	$12,380	$11,869
6/21	$11,293	$12,470	$11,854
7/21	$11,314	$12,595	$11,897
8/21	$11,306	$12,587	$11,890
9/21	$11,298	$12,479	$11,865
10/21	$11,256	$12,469	$11,804
11/21	$11,208	$12,484	$11,782
12/21	$11,220	$12,476	$11,784
1/22	$11,116	$12,202	$11,647
2/22	$11,026	$12,036	$11,563
3/22	$10,874	$11,713	$11,354
4/22	$10,751	$11,276	$11,205
5/22	$10,753	$11,338	$11,293
6/22	$10,576	$11,112	$11,155
7/22	$10,702	$11,391	$11,307
8/22	$10,626	$11,095	$11,165
9/22	$10,432	$10,617	$10,933
10/22	$10,409	$10,500	$10,902
11/22	$10,544	$10,892	$11,116
12/22	$10,582	$10,855	$11,128
1/23	$10,769	$11,192	$11,294
2/23	$10,703	$10,917	$11,161
3/23	$10,793	$11,173	$11,321
4/23	$10,841	$11,241	$11,395
5/23	$10,826	$11,124	$11,347
6/23	$10,832	$11,107	$11,312
7/23	$10,891	$11,118	$11,381
8/23	$10,920	$11,051	$11,396
9/23	$10,888	$10,788	$11,340
10/23	$10,879	$10,625	$11,333
11/23	$11,087	$11,104	$11,580
12/23	$11,268	$11,525	$11,789
1/24	$11,340	$11,497	$11,834
2/24	$11,303	$11,360	$11,774
3/24	$11,347	$11,471	$11,850
4/24	$11,296	$11,203	$11,770
5/24	$11,393	$11,389	$11,890
6/24	$11,454	$11,493	$11,962
7/24	$11,597	$11,754	$12,148
8/24	$11,703	$11,927	$12,280
9/24	$11,802	$12,090	$12,405
10/24	$11,720	$11,816	$12,290
11/24	$11,773	$11,940	$12,363
12/24	$11,787	$11,760	$12,346
1/25	$11,855	$11,831	$12,418
2/25	$11,952	$12,075	$12,537
3/25	$11,974	$12,073	$12,591
4/25	$12,025	$12,115	$12,685
5/25	$12,031	$12,054	$12,698
6/25	$12,130	$12,242	$12,815
7/25	$12,144	$12,224	$12,824
8/25	$12,259	$12,371	$12,964
9/25	$12,487	$12,502	$13,016

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.25%	2.33%	2.24%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.25%	2.33%	2.24%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 1-5 Year U.S. Credit Index	4.93%	2.09%	2.67%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,814,234,841
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 6,978,214
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,814,234,841
# of Portfolio Holdings	398
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$6,978,214

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.3%
Short-Term Investments	1.8%
U.S. Government Agency Mortgage-Backed Securities	5.2%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	8.6%
U.S. Treasury Obligations	13.7%
Asset-Backed Securities	23.1%
Corporate Bonds	37.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.4%
Not Rated	4.1%
CCC	0.3%
B	1.0%
BB	3.3%
BBB	22.3%
A	22.0%
AA	35.5%
AAA	10.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014105
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class I
Trading Symbol	CDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Overweight positions and security selection in securitized credit, especially Asset-Backed and Commercial Mortgage-Backed Securities, helped as they outperformed corporates

↑ Additional support came from agency and non-agency Residential Mortgage-Backed Securities, where allocation and selection decisions further enhanced results

↓ Underweight in investment grade corporates detracted from performance as it limited its exposure to the sector’s spread tightening

↓ An underweight to government-related debt and sovereigns also detracted, as these sectors performed well and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$996,734	$994,545	$995,904
3/16	$1,010,119	$1,025,077	$1,013,177
6/16	$1,028,602	$1,051,051	$1,026,458
9/16	$1,039,082	$1,061,107	$1,030,835
12/16	$1,032,912	$1,033,436	$1,021,601
3/17	$1,042,143	$1,044,733	$1,030,705
6/17	$1,050,998	$1,060,629	$1,039,449
9/17	$1,057,960	$1,071,325	$1,046,711
12/17	$1,058,948	$1,075,709	$1,045,347
3/18	$1,056,198	$1,060,578	$1,037,971
6/18	$1,058,936	$1,057,711	$1,040,720
9/18	$1,067,549	$1,060,582	$1,047,260
12/18	$1,063,448	$1,072,968	$1,056,968
3/19	$1,094,200	$1,108,612	$1,082,240
6/19	$1,113,987	$1,143,113	$1,104,498
9/19	$1,123,483	$1,167,378	$1,117,114
12/19	$1,132,057	$1,172,661	$1,126,492
3/20	$1,084,117	$1,187,915	$1,112,715
6/20	$1,139,426	$1,233,232	$1,164,278
9/20	$1,157,726	$1,245,411	$1,173,785
12/20	$1,185,910	$1,261,494	$1,184,926
3/21	$1,191,144	$1,222,990	$1,178,170
6/21	$1,201,023	$1,247,003	$1,185,384
9/21	$1,205,341	$1,247,936	$1,186,496
12/21	$1,199,354	$1,247,580	$1,178,383
3/22	$1,164,933	$1,171,300	$1,135,424
6/22	$1,136,960	$1,111,162	$1,115,533
9/22	$1,123,815	$1,061,685	$1,093,335
12/22	$1,142,727	$1,085,489	$1,112,828
3/23	$1,168,166	$1,117,271	$1,132,137
6/23	$1,175,423	$1,110,713	$1,131,225
9/23	$1,184,516	$1,078,770	$1,134,008
12/23	$1,229,339	$1,152,499	$1,178,904
3/24	$1,241,135	$1,147,110	$1,184,962
6/24	$1,255,111	$1,149,285	$1,196,183
9/24	$1,297,065	$1,209,032	$1,240,511
12/24	$1,298,871	$1,175,995	$1,234,581
3/25	$1,322,525	$1,207,254	$1,259,111
6/25	$1,343,094	$1,224,153	$1,281,533
9/25	$1,365,640	$1,250,196	$1,301,614

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.29%	3.36%	3.16%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 1-5 Year U.S. Credit Index	4.93%	2.09%	2.67%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,814,234,841
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 6,978,214
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,814,234,841
# of Portfolio Holdings	398
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$6,978,214

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.3%
Short-Term Investments	1.8%
U.S. Government Agency Mortgage-Backed Securities	5.2%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	8.6%
U.S. Treasury Obligations	13.7%
Asset-Backed Securities	23.1%
Corporate Bonds	37.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.4%
Not Rated	4.1%
CCC	0.3%
B	1.0%
BB	3.3%
BBB	22.3%
A	22.0%
AA	35.5%
AAA	10.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211120
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Overweight positions and security selection in securitized credit, especially Asset-Backed and Commercial Mortgage-Backed Securities, helped as they outperformed corporates

↑ Additional support came from agency and non-agency Residential Mortgage-Backed Securities, where allocation and selection decisions further enhanced results

↓ Underweight in investment grade corporates detracted from performance as it limited its exposure to the sector’s spread tightening

↓ An underweight to government-related debt and sovereigns also detracted, as these sectors performed well and the portfolio’s lower exposure missed those gains

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,009,822	$5,015,983	$5,002,872
11/15	$5,001,317	$4,997,691	$4,997,023
12/15	$4,983,670	$4,972,724	$4,979,519
1/16	$4,997,425	$5,027,618	$5,005,722
2/16	$4,998,980	$5,063,331	$5,011,304
3/16	$5,050,595	$5,125,385	$5,065,884
4/16	$5,089,837	$5,160,305	$5,088,621
5/16	$5,097,130	$5,164,336	$5,085,521
6/16	$5,143,012	$5,255,253	$5,132,291
7/16	$5,172,320	$5,298,558	$5,149,506
8/16	$5,182,544	$5,304,274	$5,148,523
9/16	$5,195,408	$5,305,534	$5,154,175
10/16	$5,192,307	$5,270,337	$5,150,072
11/16	$5,157,669	$5,151,874	$5,101,181
12/16	$5,164,561	$5,167,178	$5,108,005
1/17	$5,181,201	$5,185,408	$5,126,807
2/17	$5,200,847	$5,225,417	$5,148,950
3/17	$5,210,717	$5,223,667	$5,153,523
4/17	$5,230,083	$5,267,009	$5,177,724
5/17	$5,249,838	$5,307,646	$5,198,614
6/17	$5,254,990	$5,303,146	$5,197,247
7/17	$5,277,312	$5,329,560	$5,223,451
8/17	$5,289,762	$5,375,542	$5,241,023
9/17	$5,289,798	$5,356,623	$5,233,555
10/17	$5,297,644	$5,363,055	$5,237,608
11/17	$5,288,841	$5,354,939	$5,221,690
12/17	$5,294,739	$5,378,546	$5,226,737
1/18	$5,289,224	$5,326,789	$5,203,813
2/18	$5,276,160	$5,276,280	$5,185,583
3/18	$5,280,992	$5,302,892	$5,189,854
4/18	$5,279,249	$5,267,509	$5,183,226
5/18	$5,295,642	$5,296,234	$5,206,400
6/18	$5,294,679	$5,288,553	$5,203,598
7/18	$5,315,009	$5,299,621	$5,214,868
8/18	$5,332,514	$5,325,731	$5,240,994
9/18	$5,337,745	$5,302,910	$5,236,299
10/18	$5,325,085	$5,258,549	$5,232,218
11/18	$5,319,029	$5,282,199	$5,237,739
12/18	$5,317,239	$5,364,842	$5,284,841
1/19	$5,390,832	$5,438,812	$5,337,487
2/19	$5,422,329	$5,444,740	$5,355,498
3/19	$5,471,434	$5,543,060	$5,411,202
4/19	$5,500,281	$5,550,818	$5,428,779
5/19	$5,535,906	$5,635,849	$5,470,655
6/19	$5,571,078	$5,715,564	$5,522,491
7/19	$5,578,391	$5,732,577	$5,525,571
8/19	$5,618,370	$5,862,290	$5,586,434
9/19	$5,618,019	$5,836,892	$5,585,571
10/19	$5,642,233	$5,855,751	$5,610,743
11/19	$5,645,336	$5,854,580	$5,612,429
12/19	$5,661,586	$5,863,304	$5,632,459
1/20	$5,708,859	$5,968,538	$5,682,269
2/20	$5,745,559	$6,057,906	$5,728,680
3/20	$5,422,577	$5,939,573	$5,563,576
4/20	$5,508,125	$6,058,552	$5,697,693
5/20	$5,593,453	$6,115,138	$5,770,606
6/20	$5,699,924	$6,166,162	$5,821,388
7/20	$5,735,688	$6,274,476	$5,863,216
8/20	$5,781,636	$6,238,296	$5,874,492
9/20	$5,792,406	$6,227,053	$5,868,924
10/20	$5,813,667	$6,204,796	$5,876,689
11/20	$5,891,580	$6,285,765	$5,904,509
12/20	$5,934,236	$6,307,471	$5,924,628
1/21	$5,958,797	$6,267,825	$5,922,741
2/21	$5,961,872	$6,186,952	$5,908,119
3/21	$5,961,182	$6,114,952	$5,890,852
4/21	$5,985,222	$6,166,371	$5,914,304
5/21	$6,005,758	$6,189,892	$5,934,741
6/21	$6,011,461	$6,235,017	$5,926,922
7/21	$6,027,598	$6,297,624	$5,948,256
8/21	$6,029,087	$6,293,421	$5,945,109
9/21	$6,034,050	$6,239,678	$5,932,478
10/21	$6,013,478	$6,234,578	$5,901,919
11/21	$5,993,043	$6,242,109	$5,891,005
12/21	$6,004,886	$6,237,900	$5,891,916
1/22	$5,955,146	$6,101,139	$5,823,672
2/22	$5,912,626	$6,017,957	$5,781,544
3/22	$5,833,610	$5,856,502	$5,677,122
4/22	$5,776,927	$5,638,069	$5,602,528
5/22	$5,779,985	$5,669,091	$5,646,347
6/22	$5,694,406	$5,555,809	$5,577,665
7/22	$5,762,749	$5,695,493	$5,653,421
8/22	$5,727,863	$5,547,431	$5,582,282
9/22	$5,629,704	$5,308,427	$5,466,675
10/22	$5,622,395	$5,250,182	$5,450,805
11/22	$5,699,599	$5,445,942	$5,558,021
12/22	$5,725,303	$5,427,445	$5,564,139
1/23	$5,830,819	$5,595,807	$5,647,136
2/23	$5,800,051	$5,458,308	$5,580,288
3/23	$5,853,611	$5,586,356	$5,660,684
4/23	$5,884,708	$5,620,482	$5,697,490
5/23	$5,881,920	$5,562,210	$5,673,495
6/23	$5,890,787	$5,553,566	$5,656,124
7/23	$5,927,659	$5,559,087	$5,690,297
8/23	$5,949,241	$5,525,611	$5,698,186
9/23	$5,937,306	$5,393,852	$5,670,038
10/23	$5,937,738	$5,312,738	$5,666,610
11/23	$6,055,627	$5,551,837	$5,790,000
12/23	$6,162,905	$5,762,497	$5,894,520
1/24	$6,203,762	$5,748,706	$5,916,811
2/24	$6,189,269	$5,679,782	$5,886,754
3/24	$6,222,940	$5,735,549	$5,924,809
4/24	$6,196,784	$5,601,518	$5,885,078
5/24	$6,255,257	$5,694,370	$5,944,996
6/24	$6,293,967	$5,746,426	$5,980,913
7/24	$6,377,977	$5,876,857	$6,073,757
8/24	$6,441,692	$5,963,370	$6,140,232
9/24	$6,505,377	$6,045,161	$6,202,553
10/24	$6,466,780	$5,907,858	$6,145,239
11/24	$6,501,329	$5,970,143	$6,181,473
12/24	$6,515,459	$5,879,976	$6,172,906
1/25	$6,558,363	$5,915,408	$6,208,786
2/25	$6,617,206	$6,037,713	$6,268,289
3/25	$6,635,119	$6,036,272	$6,295,553
4/25	$6,669,455	$6,057,592	$6,342,587
5/25	$6,679,014	$6,026,869	$6,349,107
6/25	$6,739,420	$6,120,766	$6,407,666
7/25	$6,753,417	$6,112,028	$6,412,028
8/25	$6,822,747	$6,185,444	$6,481,793
9/25	$6,853,572	$6,250,980	$6,508,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	5.35%	3.42%	3.20%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 1-5 Year U.S. Credit Index	4.93%	2.09%	2.67%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,814,234,841
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 6,978,214
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,814,234,841
# of Portfolio Holdings	398
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$6,978,214

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.3%
Short-Term Investments	1.8%
U.S. Government Agency Mortgage-Backed Securities	5.2%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	8.6%
U.S. Treasury Obligations	13.7%
Asset-Backed Securities	23.1%
Corporate Bonds	37.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.4%
Not Rated	4.1%
CCC	0.3%
B	1.0%
BB	3.3%
BBB	22.3%
A	22.0%
AA	35.5%
AAA	10.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000036621
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class A
Trading Symbol	CULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ Overweight position and strong security selection in investment grade corporates, particularly within financials, were the largest contributor to relative performance

↑ Securitized credit exposures, especially Asset-Backed and Commercial Mortgage-Backed Securities, contributed to returns supported by consistent performance over the period

↓ Curve positioning was the only marginal detractor to relative performance. There were no sector-level detractors this year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/15	$10,000	$10,000	$10,000
10/15	$10,006	$10,032	$9,999
11/15	$10,020	$9,995	$9,987
12/15	$10,013	$9,945	$9,988
1/16	$10,009	$10,055	$10,006
2/16	$9,991	$10,127	$10,009
3/16	$10,032	$10,251	$10,021
4/16	$10,075	$10,321	$10,031
5/16	$10,097	$10,329	$10,028
6/16	$10,106	$10,511	$10,051
7/16	$10,137	$10,597	$10,051
8/16	$10,152	$10,609	$10,052
9/16	$10,168	$10,611	$10,059
10/16	$10,184	$10,541	$10,065
11/16	$10,187	$10,304	$10,061
12/16	$10,203	$10,334	$10,067
1/17	$10,213	$10,371	$10,081
2/17	$10,233	$10,451	$10,086
3/17	$10,238	$10,447	$10,082
4/17	$10,255	$10,534	$10,089
5/17	$10,264	$10,615	$10,092
6/17	$10,281	$10,606	$10,096
7/17	$10,291	$10,659	$10,111
8/17	$10,302	$10,751	$10,122
9/17	$10,313	$10,713	$10,126
10/17	$10,329	$10,726	$10,130
11/17	$10,336	$10,710	$10,130
12/17	$10,344	$10,757	$10,135
1/18	$10,356	$10,654	$10,145
2/18	$10,362	$10,553	$10,149
3/18	$10,364	$10,606	$10,165
4/18	$10,386	$10,535	$10,174
5/18	$10,405	$10,592	$10,195
6/18	$10,422	$10,577	$10,209
7/18	$10,442	$10,599	$10,225
8/18	$10,465	$10,651	$10,247
9/18	$10,483	$10,606	$10,256
10/18	$10,492	$10,517	$10,275
11/18	$10,482	$10,564	$10,298
12/18	$10,463	$10,730	$10,329
1/19	$10,523	$10,878	$10,358
2/19	$10,567	$10,889	$10,380
3/19	$10,602	$11,086	$10,412
4/19	$10,636	$11,102	$10,432
5/19	$10,659	$11,272	$10,462
6/19	$10,682	$11,431	$10,503
7/19	$10,704	$11,465	$10,513
8/19	$10,725	$11,725	$10,551
9/19	$10,741	$11,674	$10,564
10/19	$10,772	$11,712	$10,600
11/19	$10,791	$11,709	$10,607
12/19	$10,809	$11,727	$10,626
1/20	$10,827	$11,937	$10,650
2/20	$10,855	$12,116	$10,697
3/20	$10,339	$11,879	$10,788
4/20	$10,504	$12,117	$10,790
5/20	$10,613	$12,230	$10,790
6/20	$10,743	$12,332	$10,793
7/20	$10,719	$12,549	$10,798
8/20	$10,770	$12,477	$10,799
9/20	$10,779	$12,454	$10,801
10/20	$10,797	$12,410	$10,802
11/20	$10,849	$12,572	$10,805
12/20	$10,880	$12,615	$10,806
1/21	$10,899	$12,536	$10,810
2/21	$10,907	$12,374	$10,811
3/21	$10,903	$12,230	$10,814
4/21	$10,921	$12,333	$10,815
5/21	$10,927	$12,380	$10,817
6/21	$10,933	$12,470	$10,816
7/21	$10,938	$12,595	$10,818
8/21	$10,942	$12,587	$10,819
9/21	$10,946	$12,479	$10,819
10/21	$10,939	$12,469	$10,817
11/21	$10,922	$12,484	$10,814
12/21	$10,927	$12,476	$10,806
1/22	$10,899	$12,202	$10,782
2/22	$10,871	$12,036	$10,772
3/22	$10,832	$11,713	$10,740
4/22	$10,806	$11,276	$10,727
5/22	$10,794	$11,338	$10,750
6/22	$10,727	$11,112	$10,702
7/22	$10,777	$11,391	$10,719
8/22	$10,798	$11,095	$10,710
9/22	$10,775	$10,617	$10,681
10/22	$10,789	$10,500	$10,683
11/22	$10,841	$10,892	$10,716
12/22	$10,897	$10,855	$10,762
1/23	$11,002	$11,192	$10,802
2/23	$11,026	$10,917	$10,814
3/23	$11,042	$11,173	$10,895
4/23	$11,105	$11,241	$10,920
5/23	$11,135	$11,124	$10,932
6/23	$11,199	$11,107	$10,962
7/23	$11,254	$11,118	$11,015
8/23	$11,311	$11,051	$11,062
9/23	$11,356	$10,788	$11,103
10/23	$11,392	$10,625	$11,154
11/23	$11,473	$11,104	$11,224
12/23	$11,556	$11,525	$11,302
1/24	$11,616	$11,497	$11,346
2/24	$11,664	$11,360	$11,362
3/24	$11,724	$11,471	$11,408
4/24	$11,761	$11,203	$11,436
5/24	$11,822	$11,389	$11,492
6/24	$11,872	$11,493	$11,541
7/24	$11,946	$11,754	$11,619
8/24	$12,021	$11,927	$11,693
9/24	$12,081	$12,090	$11,769
10/24	$12,117	$11,816	$11,778
11/24	$12,164	$11,940	$11,817
12/24	$12,211	$11,760	$11,872
1/25	$12,258	$11,831	$11,913
2/25	$12,315	$12,075	$11,958
3/25	$12,349	$12,073	$12,004
4/25	$12,393	$12,115	$12,054
5/25	$12,437	$12,054	$12,070
6/25	$12,494	$12,242	$12,120
7/25	$12,525	$12,224	$12,144
8/25	$12,594	$12,371	$12,214
9/25	$12,637	$12,502	$12,265

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	4.60%	3.23%	2.37%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 9-12 Months Short Treasury Index	4.22%	2.57%	2.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 677,342,749
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 1,266,383
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$677,342,749
# of Portfolio Holdings	214
Portfolio Turnover Rate	127%
Total Advisory Fees Paid	$1,266,383

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Commercial Mortgage-Backed Securities	4.7%
Short-Term Investments	6.0%
Collateralized Mortgage Obligations	10.1%
U.S. Treasury Obligations	16.2%
Asset-Backed Securities	17.6%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.9%
Not Rated	0.5%
B	0.2%
BB	1.2%
BBB	26.1%
A	20.4%
AA	35.9%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139784
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class I
Trading Symbol	CULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ Overweight position and strong security selection in investment grade corporates, particularly within financials, were the largest contributor to relative performance

↑ Securitized credit exposures, especially Asset-Backed and Commercial Mortgage-Backed Securities, contributed to returns supported by consistent performance over the period

↓ Curve positioning was the only marginal detractor to relative performance. There were no sector-level detractors this year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,002,335	$994,545	$998,777
3/16	$1,005,281	$1,025,077	$1,002,121
6/16	$1,013,679	$1,051,051	$1,005,125
9/16	$1,020,874	$1,061,107	$1,005,884
12/16	$1,024,601	$1,033,436	$1,006,656
3/17	$1,029,624	$1,044,733	$1,008,195
6/17	$1,034,113	$1,060,629	$1,009,645
9/17	$1,038,762	$1,071,325	$1,012,602
12/17	$1,042,604	$1,075,709	$1,013,547
3/18	$1,045,269	$1,060,578	$1,016,544
6/18	$1,051,780	$1,057,711	$1,020,900
9/18	$1,058,363	$1,060,582	$1,025,608
12/18	$1,057,305	$1,072,968	$1,032,851
3/19	$1,071,966	$1,108,612	$1,041,242
6/19	$1,080,694	$1,143,113	$1,050,319
9/19	$1,087,427	$1,167,378	$1,056,396
12/19	$1,094,980	$1,172,661	$1,062,626
3/20	$1,048,027	$1,187,915	$1,078,767
6/20	$1,089,652	$1,233,232	$1,079,317
9/20	$1,093,916	$1,245,411	$1,080,144
12/20	$1,104,887	$1,261,494	$1,080,614
3/21	$1,107,949	$1,222,990	$1,081,415
6/21	$1,111,625	$1,247,003	$1,081,578
9/21	$1,113,658	$1,247,936	$1,081,928
12/21	$1,112,446	$1,247,580	$1,080,602
3/22	$1,103,434	$1,171,300	$1,073,964
6/22	$1,093,495	$1,111,162	$1,070,225
9/22	$1,100,210	$1,061,685	$1,068,142
12/22	$1,112,224	$1,085,489	$1,076,229
3/23	$1,127,710	$1,117,271	$1,089,511
6/23	$1,144,386	$1,110,713	$1,096,225
9/23	$1,161,206	$1,078,770	$1,110,333
12/23	$1,182,407	$1,152,499	$1,130,194
3/24	$1,200,305	$1,147,110	$1,140,830
6/24	$1,216,173	$1,149,285	$1,154,061
9/24	$1,238,403	$1,209,032	$1,176,851
12/24	$1,252,521	$1,175,995	$1,187,222
3/25	$1,267,383	$1,207,254	$1,200,355
6/25	$1,283,078	$1,224,153	$1,212,020
9/25	$1,298,579	$1,250,196	$1,226,544

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.86%	3.49%	2.64%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 9-12 Months Short Treasury Index	4.22%	2.57%	2.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 677,342,749
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 1,266,383
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$677,342,749
# of Portfolio Holdings	214
Portfolio Turnover Rate	127%
Total Advisory Fees Paid	$1,266,383

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Commercial Mortgage-Backed Securities	4.7%
Short-Term Investments	6.0%
Collateralized Mortgage Obligations	10.1%
U.S. Treasury Obligations	16.2%
Asset-Backed Securities	17.6%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.9%
Not Rated	0.5%
B	0.2%
BB	1.2%
BBB	26.1%
A	20.4%
AA	35.9%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195935
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ Overweight position and strong security selection in investment grade corporates, particularly within financials, were the largest contributor to relative performance

↑ Securitized credit exposures, especially Asset-Backed and Commercial Mortgage-Backed Securities, contributed to returns supported by consistent performance over the period

↓ Curve positioning was the only marginal detractor to relative performance. There were no sector-level detractors this year

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,004,813	$5,015,983	$4,999,348
11/15	$5,013,276	$4,997,691	$4,993,473
12/15	$5,011,673	$4,972,724	$4,993,886
1/16	$5,008,136	$5,027,618	$5,003,239
2/16	$5,004,274	$5,063,331	$5,004,324
3/16	$5,026,403	$5,125,385	$5,010,603
4/16	$5,049,475	$5,160,305	$5,015,695
5/16	$5,062,210	$5,164,336	$5,013,841
6/16	$5,068,393	$5,255,253	$5,025,627
7/16	$5,085,424	$5,298,558	$5,025,666
8/16	$5,094,824	$5,304,274	$5,026,035
9/16	$5,104,370	$5,305,534	$5,029,419
10/16	$5,113,827	$5,270,337	$5,032,337
11/16	$5,117,096	$5,151,874	$5,030,296
12/16	$5,123,007	$5,167,178	$5,033,279
1/17	$5,132,636	$5,185,408	$5,040,452
2/17	$5,144,358	$5,225,417	$5,042,938
3/17	$5,148,120	$5,223,667	$5,040,975
4/17	$5,157,992	$5,267,009	$5,044,273
5/17	$5,163,902	$5,307,646	$5,045,908
6/17	$5,170,566	$5,303,146	$5,048,223
7/17	$5,180,199	$5,329,560	$5,055,525
8/17	$5,186,890	$5,375,542	$5,061,082
9/17	$5,193,808	$5,356,623	$5,063,012
10/17	$5,202,907	$5,363,055	$5,065,041
11/17	$5,207,993	$5,354,939	$5,064,853
12/17	$5,213,653	$5,378,546	$5,067,736
1/18	$5,221,225	$5,326,789	$5,072,615
2/18	$5,225,200	$5,276,280	$5,074,495
3/18	$5,230,592	$5,302,892	$5,082,718
4/18	$5,239,940	$5,267,509	$5,087,158
5/18	$5,253,971	$5,296,234	$5,097,593
6/18	$5,261,625	$5,288,553	$5,104,498
7/18	$5,273,106	$5,299,621	$5,112,367
8/18	$5,285,458	$5,325,731	$5,123,332
9/18	$5,295,573	$5,302,910	$5,128,039
10/18	$5,295,997	$5,258,549	$5,137,578
11/18	$5,292,214	$5,282,199	$5,148,973
12/18	$5,283,908	$5,364,842	$5,164,257
1/19	$5,320,804	$5,438,812	$5,179,042
2/19	$5,344,518	$5,444,740	$5,189,772
3/19	$5,357,879	$5,543,060	$5,206,211
4/19	$5,381,706	$5,550,818	$5,216,164
5/19	$5,394,846	$5,635,849	$5,231,091
6/19	$5,402,081	$5,715,564	$5,251,593
7/19	$5,420,136	$5,732,577	$5,256,391
8/19	$5,426,807	$5,862,290	$5,275,408
9/19	$5,441,753	$5,836,892	$5,281,981
10/19	$5,453,122	$5,855,751	$5,300,088
11/19	$5,463,882	$5,854,580	$5,303,743
12/19	$5,474,613	$5,863,304	$5,313,132
1/20	$5,490,563	$5,968,538	$5,324,821
2/20	$5,500,529	$6,057,906	$5,348,274
3/20	$5,245,648	$5,939,573	$5,393,834
4/20	$5,330,679	$6,058,552	$5,395,186
5/20	$5,387,313	$6,115,138	$5,394,791
6/20	$5,448,979	$6,166,162	$5,396,585
7/20	$5,438,164	$6,274,476	$5,398,805
8/20	$5,465,486	$6,238,296	$5,399,586
9/20	$5,476,431	$6,227,053	$5,400,719
10/20	$5,487,295	$6,204,796	$5,400,958
11/20	$5,509,521	$6,285,765	$5,402,598
12/20	$5,526,352	$6,307,471	$5,403,072
1/21	$5,537,479	$6,267,825	$5,404,936
2/21	$5,542,827	$6,186,952	$5,405,618
3/21	$5,547,827	$6,114,952	$5,407,073
4/21	$5,552,455	$6,166,371	$5,407,638
5/21	$5,562,490	$6,189,892	$5,408,617
6/21	$5,566,827	$6,235,017	$5,407,888
7/21	$5,565,269	$6,297,624	$5,409,038
8/21	$5,568,765	$6,293,421	$5,409,680
9/21	$5,572,004	$6,239,678	$5,409,638
10/21	$5,570,061	$6,234,578	$5,408,742
11/21	$5,562,627	$6,242,109	$5,406,905
12/21	$5,566,500	$6,237,900	$5,403,008
1/22	$5,559,160	$6,101,139	$5,391,024
2/22	$5,546,072	$6,017,957	$5,385,857
3/22	$5,521,879	$5,856,502	$5,369,819
4/22	$5,510,207	$5,638,069	$5,363,687
5/22	$5,505,116	$5,669,091	$5,374,754
6/22	$5,472,604	$5,555,809	$5,351,123
7/22	$5,499,479	$5,695,493	$5,359,619
8/22	$5,516,831	$5,547,431	$5,354,833
9/22	$5,506,748	$5,308,427	$5,340,709
10/22	$5,514,868	$5,250,182	$5,341,503
11/22	$5,542,927	$5,445,942	$5,358,207
12/22	$5,573,167	$5,427,445	$5,381,144
1/23	$5,622,003	$5,595,807	$5,400,924
2/23	$5,641,500	$5,458,308	$5,406,810
3/23	$5,651,317	$5,586,356	$5,447,553
4/23	$5,678,783	$5,620,482	$5,459,873
5/23	$5,701,241	$5,562,210	$5,465,774
6/23	$5,729,621	$5,553,566	$5,481,123
7/23	$5,765,158	$5,559,087	$5,507,428
8/23	$5,789,627	$5,525,611	$5,531,027
9/23	$5,814,405	$5,393,852	$5,551,663
10/23	$5,839,844	$5,312,738	$5,577,192
11/23	$5,883,187	$5,551,837	$5,611,905
12/23	$5,921,197	$5,762,497	$5,650,972
1/24	$5,959,330	$5,748,706	$5,672,853
2/24	$5,984,946	$5,679,782	$5,680,822
3/24	$6,016,488	$5,735,549	$5,704,149
4/24	$6,036,713	$5,601,518	$5,717,831
5/24	$6,069,786	$5,694,370	$5,745,858
6/24	$6,096,612	$5,746,426	$5,770,303
7/24	$6,136,411	$5,876,857	$5,809,320
8/24	$6,169,932	$5,963,370	$5,846,432
9/24	$6,208,688	$6,045,161	$5,884,255
10/24	$6,222,327	$5,907,858	$5,889,118
11/24	$6,254,272	$5,970,143	$5,908,249
12/24	$6,280,026	$5,879,976	$5,936,109
1/25	$6,305,566	$5,915,408	$5,956,390
2/25	$6,336,415	$6,037,713	$5,979,124
3/25	$6,355,126	$6,036,272	$6,001,773
4/25	$6,372,949	$6,057,592	$6,026,837
5/25	$6,397,494	$6,026,869	$6,034,833
6/25	$6,427,966	$6,120,766	$6,060,099
7/25	$6,452,167	$6,112,028	$6,072,090
8/25	$6,482,779	$6,185,444	$6,106,911
9/25	$6,506,294	$6,250,980	$6,132,718

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	4.79%	3.50%	2.67%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg 9-12 Months Short Treasury Index	4.22%	2.57%	2.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 677,342,749
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 1,266,383
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$677,342,749
# of Portfolio Holdings	214
Portfolio Turnover Rate	127%
Total Advisory Fees Paid	$1,266,383

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Commercial Mortgage-Backed Securities	4.7%
Short-Term Investments	6.0%
Collateralized Mortgage Obligations	10.1%
U.S. Treasury Obligations	16.2%
Asset-Backed Securities	17.6%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.9%
Not Rated	0.5%
B	0.2%
BB	1.2%
BBB	26.1%
A	20.4%
AA	35.9%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745